Managers
INVESTMENT GROUP
Mutual Funds • Separate Accounts • Investment Solutions

MAY 1, 2009

PROSPECTUS

Managers AMG Funds

P031-0509

managersinvest.com

3	OVERVIEW

4 – 16	SUMMARY OF THE FUNDS

Managers AMG Chicago Equity Partners Mid-Cap Fund

Managers AMG Chicago Equity Partners Balanced Fund

Summary of Principal Risks

Other Important Information about the Funds and their Investment Strategies and Risks

Fund Management

16 – 26	SHAREHOLDER GUIDE

Your Account

Choosing a Share Class

Distribution and Service (12b-1) Fees

Transaction Policies

How to Buy or Sell Shares

Investor Services

Federal Income Tax Information

26 – 33	FINANCIAL HIGHLIGHTS

Managers AMG Chicago Equity Partners Mid-Cap Fund

Managers AMG Chicago Equity Partners Balanced Fund

35	HOW TO CONTACT US

Managers Investment Group	1

THIS PAGE INTENTIONALLY LEFT BLANK

OVERVIEW

This Prospectus contains important information about the Managers AMG Chicago Equity Partners Mid-Cap Fund and Managers AMG Chicago Equity Partners Balanced Fund (each a “Fund” and together the “Funds”). Each Fund is part of the Managers Family of Funds, a mutual fund family advised by Managers Investment Group LLC (the “Investment Manager”) and comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

A mutual fund is a pooled investment that is professionally managed and provides access to a wide variety of companies, industries, and markets through one investment vehicle. A mutual fund is not a complete investment program and there is no guarantee that a fund will reach its stated goals.

All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money. Before you invest, please make sure that you have read, and understand, the risk factors that apply to these Funds.

The Funds are subject to management risk because they are actively managed investment portfolios. The Funds’ Subadvisor will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired result.

Please read this Prospectus carefully before you invest and keep it for future reference. You should base your purchase of shares of the Funds on your own goals, risk preferences, and investment time horizons.

The following Summary of the Funds identifies each Fund’s investment objective, principal investments and strategies, principal risks, performance information, and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in the Funds begins after the Summary of the Funds.

Managers Investment Group	3

SUMMARY OF THE FUNDS

FUND FACTS

Investment Style:

U.S. Mid Cap Equities

Benchmark:

S&P Midcap 400 Index

Tickers:

Class A: MKPAX

Class B: MKPBX

Class C: MKPCX

Institutional Class: MKPYX

Subadvisor:

Chicago Equity Partners, LLC (“CEP”)

The S&P Midcap 400 Index is proprietary data of Standard  & Poor’s (“S&P”), a division of McGraw-Hill Companies, Inc. All rights reserved.

MANAGERS AMG CHICAGO EQUITY PARTNERS MID-CAP FUND

OBJECTIVE

The Fund’s investment objective is to provide a high total return, consistent with the preservation of capital and a prudent level of risk.

FOCUS

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy. The term “mid-capitalization companies” refers to companies with capitalizations that are within the range of capitalizations of companies in the S&P Midcap 400 Index. As of December 31, 2008, the range of market capitalizations for the S&P Midcap 400 Index was $104.4 million to $7.9 billion. The mid-capitalization companies that the Fund selects for investment will generally be listed on the New York or American Stock Exchanges or on NASDAQ and will be widely held among a large number of investors. The Fund may invest in both growth- and value-oriented securities. The Fund may also invest in other U.S. and foreign securities, including warrants.

PRINCIPAL INVESTMENT STRATEGIES

CEP serves as Subadvisor to the Fund and applies an objective quantitative, fundamental investment research process to identify securities it believes are overvalued or undervalued within industry sectors. When deciding which stocks to buy or sell, typically, CEP:

•	Utilizes a proprietary, multi-factor ranking system encompassing momentum, value, and quality factors to identify attractive stocks.

•	Constructs portfolios that are generally neutral in terms of style tilts, industry weightings, and market capitalization.

•	Reviews and confirms the model’s daily rankings, paying special attention to any changes in rank.

•	Sells all or part of the Fund’s holdings in a particular stock if it is lowly ranked and if there is a viable alternative within its industry, based upon risk/return.

4	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS AMG CHICAGO EQUITY PARTNERS MID-CAP FUND

PRINCIPAL RISKS

•	Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

•

Foreign Securities Risk—securities of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

•	Liquidity Risk—particular investments may be difficult to sell at the best price.

•	Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

•

Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

•	Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Looking to gain exposure to mid-cap equities in your investment portfolio.

•	Seeking exposure to both growth and value oriented investments.

•	Seeking long-term capital appreciation.

•	Willing to accept short-term volatility of returns.

LEAD PORTFOLIO MANAGER

David Coughenour

Chief Investment Officer–Equities and Portfolio Manager at Chicago Equity Partners

See “Fund Management” on pages 15-16 for more information on the lead portfolio manager.

Managers Investment Group	5

SUMMARY OF THE FUNDS

MANAGERS AMG CHICAGO EQUITY PARTNERS MID-CAP FUND

PERFORMANCE SUMMARY

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The information in the bar chart is for Class A shares of the Fund and does not reflect the impact of sales charges. If it did, performance would have been less than that shown. Class B, C and Institutional Class shares would have similar returns as Class A shares because all of the classes are invested in the same portfolio of securities. However, because Class B, C and Institutional Class shares are subject to different expenses than Class A shares, Class B, C and Institutional Class share performance varies. The information in the table includes the effects of maximum sales loads (where applicable) on Fund performance. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Calendar Year Total Returns (Class A)

Best Quarter: 38.72% (4th Quarter 1999)

Worst Quarter: –26.87% (4th Quarter 2008)

Average Annual Total Returns1 as of 12/31/08

Managers AMG Chicago Equity Partners Mid-Cap Fund	1 Year	5 Years	10 Years
Class A Return Before Taxes	–45.58%	–4.96%	2.96%
Class A Return After Taxes on Distributions	–45.69%	–5.21%	0.31%
Class A Return After Taxes on Distributions and Sale of Fund Shares	–29.58%	–4.03%	1.15%
Class B Return Before Taxes	–45.54%	–4.86%	2.98%
Class C Return Before Taxes	–43.28%	–4.55%	2.99%
Institutional Class Return Before Taxes	–42.13%	–3.59%	3.98%
S&P Midcap 400 Index[2] (Before Taxes)	–36.23%	–0.08%	4.46%

Class C share performance for periods prior to May 1, 2005 in the Average Annual Total Returns table does not reflect the 1% sales load that was eliminated on May 1, 2005.

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares of the Fund. After-tax returns for other share classes will vary.
[2]	The S&P Midcap 400 Index is the most widely used index for mid-size companies and covers approximately 7% of the U.S. equity market. The returns shown for the Index reflect no deduction for fees, expenses, or taxes.

6	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS AMG CHICAGO EQUITY PARTNERS MID-CAP FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A		Class B	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%[1]		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of lesser of the offering price or redemption proceeds)	None	[2]	5.00%[3]	1.00%[4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None		None	None	None
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)	None		None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class B	Class C	Institutional Class
Management Fee	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses[5]	0.49%	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses	1.44%	2.19%	2.19%	1.19%
Fee Waiver and Reimbursement[6]	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Net Annual Fund Operating Expenses[7]	1.24%	1.99%	1.99%	0.99%

[1]	The initial sales charge that applies to the sale of Class A shares of the Fund varies according to the amount you invest, with a maximum of 5.75%. See “Choosing a Share Class—Class A Shares” for further information.
[2]	Except with respect to certain redemptions or exchanges of Class A shares not subject to an initial sales charge. Please see “Choosing a Share Class—Class A Shares” for further information.
[3]	The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Fund (or the exchange of Class B shares of the Fund for shares of a fund that are not subject to a sales charge) up to six years from the date of the purchase. See “Choosing a Share Class—Class B Shares” for further information.
[4]	The 1.00% contingent deferred sales charge applies only if you sell Class C shares of the Fund (or exchange Class C shares of the Fund for shares of a fund that are not subject to a sales charge) within one year of purchase. See “Choosing a Share Class—Class C Shares” for further information.
[5]	In addition to direct expenses incurred by the Fund, “Other Expenses” includes an indirect expense of less than 0.01% incurred as a result of the Fund’s investment in one or more underlying acquired funds. Indirect expenses of the Fund are not subject to waiver or reimbursement and do not factor into the Fund’s contractual expense limitation.
[6]	The Investment Manager has contractually agreed, through May 1, 2010, to waive management fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.24%, 1.99%, 1.99%, and 0.99% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed the contractual expense limitation amount. Acquired fund fees and expenses are not subject to waiver and do not factor into the Fund’s contractual expense limitation.
[7]	The Total and Net Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$986	$1,299	$2,184
Class B	$702	$966	$1,356	$2,508
Class C	$302	$666	$1,156	$2,508
Institutional Class	$101	$358	$635	$1,425

The figures shown above for Class A and Institutional Class shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B	$202	$666	$1,156	$2,508
Class C	$202	$666	$1,156	$2,508

The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2010. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Managers Investment Group	7

SUMMARY OF THE FUNDS

FUND FACTS

Investment Style:

Domestic Allocation

Benchmarks:

S&P 500 Index

Barclays Capital U.S. Aggregate Bond

Index

Composite Index (composed of 60%

S&P 500 and 40% Barclays Capital U.S.

Aggregate Bond Index)

Tickers:

Class A: MBEAX

Class B: MBEBX

Class C: MBECX

Institutional Class: MBEYX

Subadvisor:

Chicago Equity Partners, LLC (“CEP”)

The S&P 500 Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

MANAGERS AMG CHICAGO EQUITY PARTNERS BALANCED FUND

OBJECTIVE

The Fund’s investment objective is to achieve a high total investment return, consistent with the preservation of capital and prudent economic risk.

FOCUS

The Fund invests approximately 50-65% of its total assets in equity securities and invests the remainder in bonds and other fixed income securities, as well as cash or cash equivalents.

The Fund will invest at least 25% of its total assets in equity securities. The equity portion of the Fund is invested primarily in a diversified portfolio of U.S. common stocks, as well as other U.S. and foreign securities, including convertible securities and warrants. Normally, the equity portion of the Fund will focus on large- (generally determined by reference to the capitalization of companies in the Russell 1000® Index) and medium-sized (generally determined by reference to the capitalization of companies in the Russell Midcap® Index) companies which will generally be listed on the New York or American Stock Exchanges or on NASDAQ and be widely held among a large number of investors.

The Fund will invest at least 25% of its total assets in fixed income securities. The fixed income portion of the Fund will invest in a wide range of domestic and foreign fixed income securities, such as bonds, including securities not based on the U.S. dollar. The majority of the Fund’s foreign investments may be in “Yankee bonds” (bonds payable in U.S. dollars that are issued in the United States by foreign banks and corporations). The Fund may also invest up to 25% of its total assets in below-investment grade securities (those rated Ba1/BB+ or lower by Moody’s Investors Service (“Moody’s”) or S&P) that CEP believes do not involve undue risk to income or principal. The lowest credit-rating categories in which the Fund invests are Caa/CCC (as rated by Moody’s/S&P). Incorporating fundamental, “bottom-up” credit and market analysis, CEP invests the Fund’s assets primarily in bonds with 7 to 30-year maturities.

The Fund may invest more than 65% of its total assets in stocks if CEP considers conditions in the stock market to be more favorable than those in the bond market, and the Fund may invest more than 25% of its total assets in fixed income securities if CEP considers conditions in the bond market to be more favorable than those in the stock market.

PRINCIPAL INVESTMENT STRATEGIES

CEP serves as the Subadvisor to the Fund and manages the allocation of assets between stocks and bonds, as well as manages the individual security selection.

For equity investments, CEP typically:

•	Utilizes a proprietary, multi-factor ranking system encompassing momentum, value, and quality factors to identify attractive stocks.

•	Constructs portfolios that are generally neutral in terms of style tilts, industry weightings, and market capitalization.

•	Reviews and confirms the model’s daily rankings, paying special attention to any changes in rank.

•	Sells all or part of the Fund’s holdings in a particular stock if it is lowly ranked and if there is a viable alternative within its industry, based upon risk/return.

8	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS AMG CHICAGO EQUITY PARTNERS BALANCED FUND

For the fixed income portion of the Fund, CEP typically:

•	Determines sector weightings based on the relative attractiveness of corporates, mortgages, agencies, and Treasuries using fundamental and quantitative analysis.

•	Selects securities by analyzing bonds within their peer group and choosing the most favorable issuers from a risk/return standpoint based on proprietary research.

•	Maintains durations within a range of plus or minus 10% of the Fund’s fixed income benchmark.

•	Determines yield curve positioning after a thorough review of the interest rate environment.

•	Seeks to add value over time; value may be added while reducing volatility at the sector and security level through timely responses to changing, sometimes irrational, market conditions.

PRINCIPAL RISKS

•	Credit Risk—issuer of bonds may not be able to meet interest or principal payments when the bonds come due.

•	Currency Risk— fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

•

Foreign Securities Risk—securities of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

•	Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

•

High Yield Risk—below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, and liquidity risk.

•	Interest Rate Risk— fixed-coupon payments (cash flows) of debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

•

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

•	Leverage Risk—borrowing, and some derivative investments, such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

•	Liquidity Risk—particular investments may be difficult to sell at the best price.

•

Market Risk—market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

•

Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

•	Political Risk—changes in the political status of any country can have profound effects on the value of securities within that country.

•	Prepayment Risk—many bonds have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

LEAD PORTFOLIO MANAGERS

David Coughenour

Chief Investment Officer—Equities and Portfolio Manager at Chicago Equity Partners

Michael Millhouse

Chief Investment Officer—Fixed Income and Portfolio Manager at Chicago Equity Partners

See “Fund Management” on page 16 for more information on the lead portfolio managers.

Managers Investment Group	9

SUMMARY OF THE FUNDS

MANAGERS AMG CHICAGO EQUITY PARTNERS BALANCED FUND

•	Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

•

U.S. Government Securities Risk—obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government will provide financial support.

•	Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Seeking an opportunity for additional returns from a portfolio that holds both equities and fixed income securities.

•	Willing to accept short-term volatility of returns.

10	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS AMG CHICAGO EQUITY PARTNERS BALANCED FUND

PERFORMANCE SUMMARY

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for each Fund and, where applicable, for each Index. The information in the bar chart is for Class A shares of the Fund and does not reflect the impact of sales charges. If it did, performance would have been less than that shown. Class B, C and Institutional Class shares would have similar returns as Class A shares because all of the classes are invested in the same portfolio of securities. However, because Class B, C and Institutional Class shares are subject to different expenses than Class A shares, Class B, C and Institutional Class share performance varies. The information in the table includes the effects of maximum sales loads (where applicable) on Fund performance. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Calendar Year Total Returns (Class A)

Best Quarter: 19.67% (4th Quarter 1999)

Worst Quarter: -11.39% (4th Quarter 2000)

Average Annual Total Returns1 as of 12/31/08

Managers AMG Chicago Equity Partners Balanced Fund	1 Year	5 Years	10 Years
Class A Return Before Taxes	–23.34%	0.79%	3.91%
Class A Return After Taxes on Distributions	–23.78%	0.33%	1.96%
Class A Return After Taxes on Distributions and Sale of Fund Shares	–14.95%	0.52%	2.20%
Class B Return Before Taxes	–23.35%	0.89%	3.92%
Class C Return Before Taxes	–20.15%	1.27%	3.92%
Institutional Class Return Before Taxes	–18.51%	2.31%	4.96%
S&P 500 Index[2] (Before Taxes)	–37.00%	–2.19%	–1.38%
Barclays Capital U.S. Aggregate Bond Index[3] (Before Taxes)	5.24%	4.65%	5.63%
Composite Index[4] (Before Taxes)	–20.91%	1.10%	1.97%

Class C share performance for periods prior to May 1, 2005 in the Average Annual Total Returns table does not reflect the 1% sales load that was eliminated on May 1, 2005.

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares of the Fund. After-tax returns for other share classes will vary.
[2]	The S&P 500 Index is a market-capitalization weighted index of 500 U.S. common stocks. The returns shown for the Index reflect no deduction for fees, expenses, or taxes.
[3]	The Barclays Capital U.S. Aggregate Index covers the U.S. dollar denominated, investment-grade fixed-rate taxable bond market of Securities & Exchange Commission registered securities, including both government and corporate bonds. The returns shown for the Index reflect no deduction for fees, expenses, or taxes.
[4]	The Composite Index is comprised of 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Index. The returns shown for the Composite Index reflect no deduction for fees, expenses, or taxes.

Managers Investment Group	11

SUMMARY OF THE FUNDS

MANAGERS AMG CHICAGO EQUITY PARTNERS BALANCED FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A		Class B	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%[1]		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	None	[2]	5.00%[3]	1.00%[4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None		None	None	None
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)	None		None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class B	Class C	Institutional Class
Management Fee	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.82%	0.82%	0.82%	0.82%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[5]	1.78%	2.53%	2.53%	1.53%
Fee Waiver and Reimbursement[6]	(0.52)%	(0.52)%	(0.52)%	(0.52)%
Net Annual Fund Operating Expenses[5]	1.26%	2.01%	2.01%	1.01%

[1]	The initial sales charge that applies to the sale of Class A shares of the Fund varies according to the amount you invest, with a maximum of 5.75%. See “Choosing a Share Class—Class A Shares” for further information.
[2]	Except with respect to certain redemptions or exchanges of Class A shares not subject to an initial sales charge. Please see “Choosing a Share Class—Class A Shares” for further information.
[3]	The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Fund (or the exchange of Class B shares of the Fund for shares of a fund that are not subject to a sales charge) up to six years from the date of the purchase. See “Choosing a Share Class—Class B Shares” for further information.
[4]	The 1.00% contingent-deferred sales charge applies only if you sell Class C shares of the Fund (or exchange Class C shares of the Fund for shares of a fund that are not subject to a sales charge) within one year of purchase. See “Choosing a Share Class—Class C Shares” for further information.
[5]	The Total and Net Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[6]	The Investment Manager has contractually agreed, through May 1, 2010, to waive management fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.25%, 2.00%, 2.00%, and 1.00% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed the contractual expense limitation amount. Acquired fund fees and expenses are not subject to waiver and do not factor into the Fund’s contractual expense limitation.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$696	$1,055	$1,438	$2,509
Class B	$704	$1,038	$1,499	$2,827
Class C	$304	$738	$1,299	$2,827
Institutional Class	$103	$432	$785	$1,779

The figures shown above for Class A and Institutional Class shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B	$204	$738	$1,299	$2,827
Class C	$204	$738	$1,299	$2,827

The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2010. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

12	Managers Investment Group

SUMMARY OF THE FUNDS

SUMMARY OF PRINCIPAL RISKS

This section presents more detailed information about the Funds’ risks, however, not all Funds do, or are permitted by applicable law to, invest in the types of instruments mentioned.

CREDIT RISK

An issuer of bonds may not be able to meet interest or principal payments when the bonds come due. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s and S&P. The risk of default is generally higher in the case of mortgage-backed securities that include so-called “sub-prime” mortgages. Even if the likelihood of default is low, changes in the perception of a company’s financial health will affect the valuation of its debt securities. Bonds rated BBB/Baa by S&P/Moody’s, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.

CURRENCY RISK

The value of foreign securities in an investor’s home currency depends both upon the price of the securities and the exchange rate of the currency. Thus, the value of an investment in a foreign security will drop if the price for the foreign currency drops in relation to the U.S. dollar. Adverse currency fluctuations are an added risk to foreign investments. Currency risk can be reduced through diversification among currencies or through hedging with the use of foreign currency contracts.

FOREIGN SECURITIES RISK

Investments in securities of foreign issuers, whether directly or indirectly in the form of American Depositary Receipts, stock index futures or similar instruments, involve additional risks different from those associated with investing in securities of U.S. issuers. There may be limited information available to investors, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign securities to be more volatile. The value of foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. In addition, just as foreign markets may respond to events differently from U.S. markets, foreign securities may perform differently from U.S. securities.

GROWTH STOCK RISK

Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general. Growth stocks may underperform value stocks during given periods.

HIGH YIELD RISK

Funds that invest in below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. These issuers may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher rated issuers. If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. Below investment grade securities are more susceptible to sudden and significant price movements because they are generally more sensitive to adverse developments. Many below-investment grade securities are subject to legal or contractual restrictions that limit their resale at desired prices.

INTEREST RATE RISK

Changes in interest rates can impact bond prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. The longer into the future that these cash flows are expected, the greater the effect on the price of the security. The longer the maturity or duration, the higher the interest rate risk. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a bond or portfolio. It is used to evaluate such bond or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

LARGE-CAPITALIZATION STOCK RISK

Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a Fund that invests in large-capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small- and medium-capitalization companies) when the stocks of large-capitalization companies are out of favor.

Managers Investment Group	13

SUMMARY OF THE FUNDS

SUMMARY OF PRINCIPAL RISKS

LEVERAGE RISK

Borrowing, and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses for a Fund.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalization, and securities having substantial market and/or credit risk tend to involve greater liquidity risk.

MARKET RISK

Market prices of securities held by a Fund may fall rapidly or unpredictably. The prices of stocks will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity securities generally have greater price volatility than fixed income securities. Since foreign securities trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions.

MID-CAPITALIZATION STOCK RISK

The stocks of mid-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A Fund that invests in mid-capitalization companies may under-perform other stock funds (such as large-company stock funds) when stocks of mid-capitalization companies are out of favor.

POLITICAL RISK

Changes in the political status of any country can have profound effects on the value of securities within that country. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks can only be reduced by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

PREPAYMENT RISK

Many bonds and other fixed income securities have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage-backed and asset-backed securities, which can be paid back at any time. Typically, debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of security holders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

REINVESTMENT RISK

As debtors pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. For example, purchasers of a 30-year, 5% coupon bond can anticipate that they will receive a 5% return on their original capital, but unless they can reinvest all of the interest receipts at or above 5%, the total return over 30 years will be below 5%. The higher the coupon and prepayment risk, the higher the reinvestment risk. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.

U.S. GOVERNMENT SECURITIES RISK

Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as Government National Mortgage Association, are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurances can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

14	Managers Investment Group

SUMMARY OF THE FUNDS

SUMMARY OF PRINCIPAL RISKS

VALUE STOCK RISK

Value stocks present the risk that a stock may decline or never reach what the Subadvisor believes is its full market value, either because the market fails to recognize what the Subadvisor considers to be the company’s true business value or because the Subadvisor’s assessment of the company’s prospects is wrong. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value stocks may underperform growth stocks during given periods.

OTHER IMPORTANT INFORMATION ABOUT THE FUNDS AND THEIR INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in this Prospectus, the Funds may also make other types of investments, and therefore may be subject to other risks. Some of these risks are described in the Funds’ Statement of Additional Information dated May 1, 2009 (the “SAI”).

INVESTMENT OBJECTIVES

Each Fund’s investment objective may be changed without shareholder approval.

TEMPORARY DEFENSIVE MEASURES

From time to time, each Fund may invest a portion of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure. These temporary defensive measures may be inconsistent with a Fund’s investment objective and principal investment strategies. A Fund may not be able to achieve its stated investment objective while taking these defensive measures.

PORTFOLIO TURNOVER

Each Fund may sell any security when the portfolio managers believe the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI, and on the Funds’ Web site at www.managersinvest.com.

FUND MANAGEMENT

Each Fund is a series of Managers Trust II (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies. The Funds have four classes of shares: Class A, Class B, Class C, and Institutional Class.

The Investment Manager, located at 333 W. Wacker Drive, Chicago, Illinois 60606, is an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of CEP, the Subadvisor of the Funds. Managers Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor. Except for distribution and service (12b-1) fees, the Distributor receives no compensation from the Funds for its services as distributor.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), each Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of each Fund and selects and recommends to the Funds’ Board of Trustees investment advisors (the “Subadvisors”) to manage each Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by the Funds’ Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated Subadvisors for the Funds. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the Subadvisors and recommend their hiring, termination, and replacement. Shareholders of a Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.

MANAGERS AMG CHICAGO EQUITY PARTNERS MID-CAP FUND

CEP has served as Subadvisor to the Fund since December 2000. AMG owns a majority interest in CEP. CEP, located at 180 N. LaSalle Street, Suite 3800, Chicago, Illinois 60601, is an investment management firm with approximately $6.6 billion in assets under management as of December 31, 2008. CEP utilizes a team approach to manage the Fund. David C. Coughenour, CFA, heads the team. David R. Johnsen, Robert H. Kramer, Martin Morris, and James Palermo are the senior members of the team who assist Mr. Coughenour, and together with Mr. Coughenour are jointly and primarily responsible for the day-to-day management of the Fund.

Managers Investment Group	15

SUMMARY OF THE FUNDS AND SHAREHOLDER GUIDE

FUND MANAGEMENT

Mr. Coughenour is a founder of CEP, and serves as Chief Investment Officer—Equities, and Portfolio Manager. Mr. Johnsen, founder, Managing Director, Portfolio Manager, and Analyst of CEP, serves as the firm’s analyst for the technology hardware and consumer staples sectors. Mr. Kramer, founder, Managing Director, Portfolio Manager, and Analyst of CEP, oversees the quantitative research, trading and technology groups and is the primary analyst for the health care sector. Mr. Morris, Director, Portfolio Manager, and Analyst, is responsible for the consumer discretionary and telecommunications sectors. Mr. Palermo, Director, Portfolio Manager, and Analyst, is responsible for the financials sector at CEP. Each of the portfolio managers has been with CEP for at least the last 15 years.

MANAGERS AMG CHICAGO EQUITY PARTNERS BALANCED FUND

CEP has served as the Subadvisor to the equity portion of the Fund since December 2000 and as Subadvisor to the fixed income portion of the Fund since December 2006.

Mr. Coughenour heads the equity team. Messrs. Johnsen, Kramer, Morris, and Palermo are the senior members of the equity team who assist Mr. Coughenour, and together with Mr. Coughenour, are jointly and primarily responsible for the day-to-day management of the equity portion of the Fund.

Michael J. Millhouse heads the fixed income team. Michael J. Budd, and Curt A. Mitchell are the senior members of the fixed income team who assist Mr. Millhouse, and together with Mr. Millhouse are jointly and primarily responsible for the day-to-day management of the fixed income portion of the Fund. Mr. Millhouse serves as Managing Director, Chief Investment Officer—Fixed Income and Portfolio Manager. Prior to joining CEP in 2004, Mr. Millhouse served as Chief Investment Officer and Portfolio Manager for the Core Bond Group of Loomis, Sayles & Company, L.P. from 1993 to 2004. Mr. Budd serves as a Director, Portfolio Manager, and Analyst, and focuses on the mortgage, asset-backed and agency sectors of the fixed income market. Mr. Budd has been with CEP for 20 years. Mr. Mitchell serves as Director, Portfolio Manager, and Analyst, and focuses on the corporate bond sector of the fixed income market. Prior to joining CEP in 2004, Mr. Mitchell served as Vice President and Senior Portfolio Manager at Loomis, Sayles & Company, L.P. from 1996 to 2004.

The Funds are obligated by their investment management agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of each Fund. The Investment Manager, in turn, pays a portion of this fee to CEP.

ADDITIONAL INFORMATION

A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Funds between the Trust and the Investment Manager and the Subadvisory Agreement between the Investment Manager and the Subadvisor is available in the Funds’ Semi-Annual Report to Shareholders for the period ended June 30, 2008.

Additional information regarding other accounts managed by the portfolio managers, their compensation, and ownership of Fund shares is available in the Funds’ SAI.

YOUR ACCOUNT

You may invest in the Funds by purchasing either Class A, Class B, Class C, or Institutional Class shares. Each Class of shares is subject to different types and levels of sales charges expenses, and minimum initial investment amounts, as described below.

Class A, Class B, and Class C shares are subject to the expenses of a plan of distribution adopted by the Board of Trustees, which will result in lower total returns than the Institutional Class shares. The net asset value (the “NAV”) per share of the four classes may also differ. In all other material respects, the Class A, Class B, Class C, and Institutional Class shares are the same, each share representing a proportionate interest in a Fund.

Each Fund and Class of shares is subject to a minimum (and possible maximum) initial investment amount, as described on pages 20 and 21.

Your purchase or redemption of Fund shares is based on each class’s share price. The price at which you purchase and redeem your shares is based on the NAV per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing

16	Managers Investment Group

SHAREHOLDER GUIDE

YOUR ACCOUNT

organizations that have entered into contractual arrangements with the Funds will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when a Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.

FAIR VALUE POLICY

Each Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. Each Fund will use the fair value of a portfolio investment to calculate NAV when, for example:

•	Market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed;

•	Trading in a portfolio investment is suspended and not resumed before the Fund calculates NAV;

•

A significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and when the Fund calculates NAV;

•	An investment’s price has remained unchanged over a period of time (often referred to as a “stale price”); or

•	The Investment Manager determines that a market quotation is inaccurate.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Funds calculate NAV.

The Funds may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value.

An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

CHOOSING A SHARE CLASS

Investors can choose among four classes of shares when investing in the Funds:

•	Class A

•	Class B

•	Class C

•	Institutional Class

When choosing a share class, it is important to consider these four factors:

•	The amount you plan to invest;

•	The length of time you intend to keep the money invested;

•	Your investment objectives; and

•	The expenses and charges for the class.

We recommend that you also discuss your investment goals and choices with your financial professional to determine which share class is right for you.

CLASS A SHARES

The offering price of Class A shares equals the current share price, or NAV, plus an initial sales charge that varies according to the total amount you invest, as shown on page 18. In addition, for purchases of load eligible Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subjected to an initial sales charge within the first 18 months of purchase, as described below in the table and corresponding footnotes. You also pay annual distribution and shareholder service (12b-1) fees of 0.25%. See page 20 for more information.

SALES CHARGE REDUCTIONS AND WAIVERS

To determine the initial sales charge, we add the current NAV of any existing investments in the Managers Family of Funds to the amount of your investment, which could mean a lower sales charge. You may also be eligible for a reduced sales charge if you do the following:

•

You may add Managers funds held by other fiduciaries on your behalf. To obtain this benefit, you must tell us when you buy Class A shares about your ownership of these other funds and ask us to calculate your sales charge accordingly. You must also inform your broker-dealer or other financial intermediary of any other investments you own in the Managers Family of Funds.

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SHAREHOLDER GUIDE

•

You may submit a Letter of Intent to buy more shares. If you agree to invest a definite amount in Class A shares of a Fund over the 13 months following your first purchase, we calculate the initial sales charge as if you are purchasing all the shares at one time. You could lower the sales charge still further if you include investments in other funds in the Managers Family of Funds in your Letter of Intent.

•	We may waive the initial sales charge in our discretion or for investments by certain eligible investors, including:

•	Omnibus accounts established in conjunction with certain tax-qualified employee benefit plans;

•	Accounts established by financial intermediaries that have selling agreements with the Distributor or, have services agreements with the Investment Manager;

•	Current or retired officers and trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members;

•

Current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG, the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners), and a trust or plan established primarily for the benefit of any of these individuals;

•

Certain charitable or governmental organizations, investment advisors making purchases for their own accounts or the accounts of advisory clients, bank trust departments or trust companies making purchases on behalf of trust or fiduciary accounts;

•	Wrap-fee accounts or asset allocation programs in which the shareholder pays an asset-based service fee.

•

If you reinvest the amount you receive from the sale of your shares within 180 calendar days after the purchase, there is no charge. You may exercise this reinvestment privilege only once per Fund investment, and additional restrictions may apply.

For more information on sales charge reductions and waivers, consult your registered financial professional, the Funds’ Web site at www.managersinvest.com, or the SAI.

CLASS B SHARES

Class B shares have no up-front sales charges. Your entire amount invested purchases Fund shares at the NAV. However, you do pay:

•

A surrender charge (referred to as “contingent deferred sales charge” or CDSC) on shares you sell or exchange for shares of a fund that are not subject to a sales charge. These charges start at 5.00% of the amount of the purchase or sale, whichever is less, if you redeem shares within one year of your purchase. The CDSC gradually declines each year thereafter, according to the schedule within six years of your purchase; and

•

If you reinvest the amount you receive from the sale of your shares within 180 calendar days after the purchase, there is no CDSC. You may exercise this reinvestment privilege only once per Fund investment, and additional restrictions apply.

You also pay:

•	Higher annual expenses than Class A shares on your investment for the eight years after your purchase; and

•	An annual 12b-1 distribution and shareholder service fee of 1.00%.

•	Class B share purchases may not exceed $50,000.

Class B shares convert to an equal dollar value of Class A shares at the end of the eighth year after your purchase.

We base the sales charge on the amount you purchase or sell, whichever is lower. The amount of the CDSC declines the longer you own your shares, reaching zero at the end of six years from the date of purchase:

CALCULATING THE CLASS A SALES CHARGE

If the amount of your purchase is …	Your initial sales charge as a % of the offering price is:	Your initial sales charge as a % of the net amount you invested is:	The one-time dealer allowance as a % of the share price is:
Less than $25,000	5.75	6.10	5.00
$25,000 to $49,999	5.00	5.26	4.25
$50,000 to $99,999	4.50	4.71	3.75
$100,000 to $249,999	3.50	3.63	2.75
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	1.50	1.52	1.20
$1,000,000 or more	None	None	None	*

*	If you acquire or hold $1 million or more of Class A shares of a Fund or across the Managers Family of Funds, either as a lump sum or through the rights of accumulation or letter of intent programs, you can buy Class A shares without an initial sales charge. Unless you exchange Class A shares for Class A shares of another fund, there is a 1.00% contingent deferred sales charge on any such shares not subject to an initial sales charge that you redeem or exchange within 18 months of purchase. The Distributor may make a payment to financial intermediaries with respect to such shares not subject to an initial sales charge. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. Please see CDSC Reductions and Waivers for additional information regarding contingent deferred sales charges.

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SHAREHOLDER GUIDE

If you sell shares during…	you pay this % on the total amount of the sale:
The first year after purchase	5.00
The second year after purchase	4.00
The third year after purchase	3.00
The fourth year after purchase	3.00
The fifth year after purchase	2.00
The sixth year after purchase	1.00
The seventh year after purchase	0.00
The eighth year after purchase	0.00

This means the shares will have lower ongoing annual expenses from that point forward.

CLASS C SHARES

Class C shares have no up-front sales charges. Your entire amount invested purchases Fund shares at the NAV. However, you do pay:

•

A surrender charge (referred to as “contingent deferred sales charge,” or CDSC) on shares you sell or exchange for shares of a fund that are not subject to a sales charge, within one year of your purchase; and

•

If you reinvest the amount you receive from the sale of your shares within 180 calendar days after the purchase, there is no CDSC. You may exercise this reinvestment privilege only once per Fund investment, and additional restrictions may apply.

You also pay:

•	Higher annual expenses than Class A shares on your investment for ten years after your purchase; and

•	An annual 12b-1 distribution and shareholder service fee of 1.00%.

Class C shares convert to an equal dollar value of Class A shares at the end of the tenth year after purchase.

CDSC REDUCTIONS AND WAIVERS

For Class B and Class C shares and certain large purchases of Class A shares, you will be charged a CDSC on shares you sell or exchange for shares of a fund that do not have a sales charge.

To minimize the CDSC you pay:

•	The Funds assume that shares acquired through reinvested dividends and capital gains distributions (which are not subject to a CDSC) are sold first.

•	Shares that have been in your account long enough so they are not subject to a CDSC are sold next.

•	After these shares are exhausted, the Funds sell shares in the order in which they were purchased, from oldest to newest.

The amount of any CDSC that you pay is based on the shares’ original purchase price or current NAV, whichever is less.

A Fund or the Distributor may, in its discretion, waive the CDSC any time, including when the following circumstances occur:

•	Certain benefit payments and mandatory withdrawals under retirement plans;

•	Death or disability of the shareholder; and

•	Payments under a qualifying automatic redemption plan.

You do not pay a CDSC when you exchange shares of a Fund to buy the same class of shares of any other Fund in the Managers Family of Funds. If you sell the shares that you acquired by exchanging shares of the Fund, the Fund calculates the CDSC as if you held the shares from the date you originally purchased the shares you exchanged.

Consult your registered financial professional, the Funds’ Web site at www.managersinvest.com, or the SAI for more information about CDSC waivers.

COMPARING FEES AND EXPENSES FOR SHARE CLASSES WITH SALES CHARGES

	Class A Shares	Class B Shares	Class C Shares
Sales Charge	Up to 5.75% of total investment, depending on investment amount (see table on previous page)	None	None

Surrender Charge (CDSC)	None (except with respect to certain redemptions or exchanges of shares not subject to an initial sales charge)	5.0% declining to 0.0% after the end of six years from the date of purchase	1% of purchase or sale, whichever is less, within one year of purchase

Operating Expenses	Lower than Class B & C shares	Higher than Class A shares	Higher than Class A shares

Annual Return	Higher than comparable investment in Class B & C shares	Lower than Class A shares	Lower than Class A shares

Distribution & Service (12b-1) Fees	0.25%	1.00%	1.00%

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SHAREHOLDER GUIDE

MAXIMUM INVESTMENT IN CLASS B AND CLASS C SHARES

The Funds will refuse a purchase order for Class B shares when the total value of the purchase, plus the value of existing investments in the Managers Family of Funds, is $50,000 or more.

The Funds will refuse a purchase order for Class C shares when the total value of the purchase, plus the value of existing investments in the Managers Family of Funds, is $1,000,000 or more. If you are considering cumulative purchases of $1,000,000 or more in the Managers Family of Funds, consult your registered investment professional to determine whether Class A shares may be more to your advantage.

INSTITUTIONAL CLASS SHARES

Institutional Class shares have no up-front sales charges or CDSC. Your entire amount invested purchases Fund shares at the Fund’s NAV. Institutional Class shares also do not pay annual 12b-1 distribution or shareholder service fees.

INVESTING THROUGH AN INTERMEDIARY

If you invest through a third party such as a bank, broker-dealer, or other financial intermediary, rather than directly with the Funds, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Funds may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and may pay fees to these firms in return for shareholder servicing provided by these programs. The servicing fees are paid out of the assets of the Funds on an ongoing basis and will increase the cost of your investment.

The Investment Manager and/or the Distributor may pay compensation (directly and not as an expense of a Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the NAV or the price of a Fund’s shares.

DISTRIBUTION AND SERVICE (12b-1) FEES

The Funds have adopted a Distribution and Service Plan (12b-1 Plan) for Class A, B, and C shares that allows the Funds to pay fees for selling and distributing their shares and for providing service to shareholders. The 12b-1 fees are paid to the Distributor to cover the Funds’ sales, marketing, and promotional expenses. Because 12b-1 fees are deducted from a Fund’s net assets on an ongoing basis, they increase the cost of your investment the longer you hold it and will result in lower total returns and may end up costing you more than other types of sales charges.

Class A Shares

•	The selling broker-dealer may retain the portion of the front-end sales charge you pay on these shares, identified as the dealer allowance in the comparison chart on page 18.

•	Fees paid to the Distributor may not exceed 0.25% annually of the Class A average daily NAV.

Class B Shares

•	These shares have no up front sales charges and the Distributor pays the selling broker-dealer up to 4.00% of the purchase price.

•	The payments for shareholder servicing may not exceed an annual rate of 0.25% of the Class B average daily NAV.

Class C Shares

•

The Distributor pays the selling broker-dealer 1.00% of the purchase amount. The Funds use part of the proceeds from the CDSC (applicable to shares sold within one year of purchase) and the 12b-1 fee to defray this payment.

•	The payments for shareholder servicing may not exceed an annual rate of 0.25% of the Class C average daily NAV.

TRANSACTION POLICIES

OPENING YOUR ACCOUNT

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

BUYING AND SELLING SHARES

You may buy shares of the Funds once you set up an account. You also may buy additional shares or sell your shares any time. When you buy or sell Fund shares, the price is the NAV per share, plus or minus any applicable sales charges described above, that is calculated after we receive your order in proper form. Each class’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.

20	Managers Investment Group

SHAREHOLDER GUIDE

TRANSACTION POLICIES (CONTINUED)

PROCESSING ORDERS

If you sell shares in the Funds, the Funds will send your check to the address we have on file for your account. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (“ACH”) transactions are also subject to a 15 calendar day holding period.

INVESTMENT MINIMUMS

Your cash investments in the Funds must be in U.S. dollars. We do not accept third-party or “starter” checks.

Share Class	Initial Investment	Additional Investments
Class A:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100

Class B:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100

Class C:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100

Institutional Class:
• Regular Accounts	$2,500,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, a Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

Managers Investment Group	21

SHAREHOLDER GUIDE

HOW TO BUY OR SELL SHARES

	If you wish to open an account and buy shares*…	If you wish to add shares* to your account…	If you wish to sell shares*,†…
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account application, then mail the application and a check payable to Managers to: Managers c/o PNC Global Investment Servicing (U.S.) Inc. PO Box 9769 Providence, RI 02940-9769

Send a letter of instruction and a check payable to Managers to:

Managers

c/o PNC Global Investment

Servicing (U.S.) Inc.

PO Box 9769

Providence, RI 02940-9769

(Include your account number and fund name on your check)

Write a letter of instruction containing:

•   Name of the Fund

•   Dollar amount or number of shares you wish to sell

•   Your name

•   Your account number

•   Signatures of all account owners

Mail your letter to:

Managers

c/o PNC Global Investment

Servicing (U.S.) Inc.

PO Box 9769

Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539 (Telephone redemptions are available only for redemptions of less than $50,000 for Class A, Class B, and Class C shares and $250,000 for Institutional Class shares)

Over the Internet	Not available	If your account has already been established, go to our Web site at www.managersinvest.com	Go to our Web site at www.managersinvest.com

By bank wire	Call us at 800.548.4539 for instructions

Instruct your bank to wire monies to:

PNC Bank, N.A.

Philadelphia, PA

ABA #031000053

FFC to: 8614972935

Managers

Attn: Control Department

FBO shareholder name, account

number, and Fund name

(Your bank may charge you a fee for this service; call 800.548.4539 if you have questions)

Available if bank wire instructions are on file for your account

*	Please indicate which class of shares you are buying or selling when you place your order.
†	Redemptions of $50,000 or more for Class A, Class B, and Class C shares and $250,000 or more for Institutional Class shares require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA). Telephone redemptions are available only for redemptions that are below $50,000 for Class A, Class B, and Class C shares and below $250,000 for Institutional Class Shares.

22	Managers Investment Group

SHAREHOLDER GUIDE

SIGNATURE GUARANTEE

If you are selling $50,000 or more worth of Class A, Class B, or Class C shares or $250,000 or more of Institutional Class shares, you will need to provide the Funds with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.

We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.

UNAUTHORIZED TRANSACTIONS

The Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Fund at 800.548.4539 for instructions.

LIMITATIONS ON THE FUNDS

Each Fund may restrict or limit certain transactions, including but not limited to the following examples:

•

Redeem your account if its value falls below $500 with respect to Class A, Class B, or Class C shares, or falls below $50,000 with respect to Institutional Class shares, due to redemptions you make but not until after the Fund gives you 60 days’ notice and the opportunity to reestablish your account balance;

•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;

•	Change the minimum required investment amounts;

•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;

•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;

•	Refuse a buy order for any reason, including your failure to submit a properly completed application;

•

Refuse an exchange request for any person or group if the Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” below.) This determination is at the Investment Manager’s discretion, based on a case-by case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and

•	End or change the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds, commonly referred to as “market timing.” These activities may disrupt management of a Fund’s portfolio, increase a Fund’s expenses, and have a negative impact on a Fund’s performance. There may be additional risks due to frequent trading activities.

Monitoring Trades

To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds’ transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Funds’ transfer agent of any restrictions and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.

Limiting Trades

The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Funds and their shareholders. Transactions accepted by a financial intermediary that violate the Funds’ frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the financial intermediary has received them.

Although the Funds use reasonable efforts to prevent market timing activities in the Funds, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Funds. Although the Funds have attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Funds’ ability to detect frequent trading activities by investors who hold shares through financial intermediaries will still be limited by the ability of the Funds and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

Managers Investment Group	23

SHAREHOLDER GUIDE

INVESTOR SERVICES

AUTOMATIC INVESTMENTS

You may arrange to make automatic deductions at regular intervals from a designated bank account.

AUTOMATIC REINVESTMENT PLAN

This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of a Fund.

AUTOMATIC REDEMPTIONS

With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.

RETIREMENT PLANS

You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.

EXCHANGE PRIVILEGES

To enhance your investment flexibility, we allow you to exchange your shares of a Fund for the same class of shares of other funds managed by the Investment Manager or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition, the following restrictions apply:

•	The value of the shares exchanged must meet the minimum purchase requirement of the fund for which you are exchanging them.

•	If you exchange Class A shares of a Fund, you will not be charged an initial sales charge on the shares that you are exchanging them for.

•

Except for a CDSC that may be applicable to your exchange of Class A, Class B or Class C shares, there is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” on page 25.

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

•	If you sell Class B or Class C shares you acquired through an exchange, we calculate any CDSC from the date you originally purchased the shares that you exchanged.

•

If you sell Class A shares you acquired through an exchange following a purchase of $1 million or more, we determine if a CDSC is applicable by referring to the date you originally purchased the shares that you exchanged to determine if you have held the shares for at least 18 months.

You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

Be sure to read the Prospectus of any fund that you are considering for an exchange. When you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges at any time.

ACCOUNT STATEMENTS

The Funds will send you quarterly and yearly statements with details about your account activity. The Funds will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your Fund. In addition, you will receive a confirmation after each trade execution.

DIVIDENDS AND DISTRIBUTIONS

The Mid-Cap Fund normally declares and pays any income dividends and net capital gain distributions, if any, annually in December. The Balanced Fund normally declares and pays any income dividends quarterly and pays net capital gains distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your election any time by giving the Funds written notice at least 10 days before the scheduled payment date.

CHANGES TO YOUR ACCOUNT

The Funds mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.

24	Managers Investment Group

SHAREHOLDER GUIDE

CERTAIN FEDERAL INCOME TAX INFORMATION

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Funds under the Internal Revenue Code of 1986, as amended (the “Code”) and as in effect as of the date of this prospectus. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under the U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently a reduction in income available for distribution to shareholders.

TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS

For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long each Fund owns or is considered to have owned the investments that generated them, rather than how long you have owned your shares.

•

Distributions from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends are taxable to you as long-term capital gains.

•	Distributions from the sale of investments that the Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.

•

Properly designated distributions of “qualified dividend income” are taxable to you at the rate that applies to long-term capital gains provided that both you and the Fund meet certain holding period and other requirements.

•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.

Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.

TAXABILITY OF TRANSACTIONS

Any gain or loss that results from the sale, exchange or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares. An exchange of a Fund’s shares for shares of another fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to U.S. federal income tax.

Class B and C shares of the Funds automatically convert to Class A shares of the Funds at the end of the eighth year and tenth year, respectively, after purchase (See pages 18-19 for more information). The Internal Revenue Service (the “IRS”) currently treats these automatic conversions as not taxable. If the IRS changes its tax treatment, the Funds may suspend the automatic conversion feature. If this happens, you would have the option to convert your Class B or Class C shares at the end of the specified period to Class A shares. This exchange would be based on the relative NAV of the Class A and (as applicable) the Class B or Class C shares and would not result in a sales charge or fee, but you might face certain tax consequences.

OTHER TAX MATTERS

A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s return on those investments would be decreased. In addition, the Fund’s investment in foreign securities or foreign currencies, whether directly or through an underlying fund, may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

In addition, certain of the Fund’s investments, including certain debt instruments and foreign securities could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate other investments in order to make required distributions).

TAX WITHHOLDING

To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:

•	Provide your Social Security number (“SSN”) or other tax-payer identification number (“TIN”);

•	Certify that your SSN or TIN is correct; and

•	Certify that you are not subject to back-up withholding.

In addition, the Funds must also withhold taxes on distributions and sale proceeds if the IRS notifies the Funds that the SSN or TIN you provided is incorrect, or the IRS notifies the Funds that you have failed to properly report certain interest and dividend income.

Managers Investment Group	25

SHAREHOLDER GUIDE AND FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund assuming reinvestment of all dividends and distributions. This information, derived from the Funds’ Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Funds’ Annual Report, which is available upon request.

	Class A
Managers AMG Chicago Equity Partners Mid-Cap Fund	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$13.67	$14.60	$13.48	$12.10	$10.36
Income from Investment Operations:
Net investment income (loss)	0.06	(0.02)[2]	0.05	(0.01)[2]	(0.02)
Net realized and unrealized gain (loss) on investments	(5.84)	0.17 [2]	1.11	1.39 [2]	1.76
Total from investment operations	(5.78)	0.15	1.16	1.38	1.74
Less Distributions to Shareholders from:
Net investment income	(0.06)	—	(0.04)	—	—
Net realized gain on investments	(0.01)	(1.08)	—	—	—
Total distributions to shareholders	(0.07)	(1.08)	(0.04)	—	—
Net Asset Value, End of Year	$7.82	$13.67	$14.60	$13.48	$12.10
Total Return[1]	(42.28)%	0.84%	8.69%	11.32%	16.80%
Ratio of net expenses to average net assets	1.18%	1.21%	1.23%	1.33%	1.41%
Ratio of net investment income (loss) to average net assets[1]	0.57%	(0.10)%	0.34%	(0.13)%	(0.16)%
Portfolio turnover	107%	125%	85%	84%	90%
Net assets at end of year (000’s omitted)	$3,863	$6,464	$9,178	$8,712	$9,168

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.44%	1.37%	1.36%	1.45%	1.68%
Ratio of net investment income (loss) to average net assets	0.31%	(0.25)%	0.22%	(0.24)%	(0.43)%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Per share numbers have been calculated using average shares.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.

26	Managers Investment Group

FINANCIAL HIGHLIGHTS

	Class B
Managers AMG Chicago Equity Partners Mid-Cap Fund	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$12.80	$13.79	$12.82	$11.59	$9.98
Income from Investment Operations:
Net investment income (loss)	(0.06)	(0.13)[2]	(0.08)	(0.06)[2]	(0.07)
Net realized and unrealized gain (loss) on investments	(5.40)	0.15 [2]	1.09	1.29 [2]	1.68
Total from investment operations	(5.46)	0.02	1.01	1.23	1.61
Less Distributions to Shareholders from:
Net investment income	—	—	(0.04)	—	—
Net realized gain on investments	(0.01)	(1.01)	—	—	—
Total distributions to shareholders	(0.01)	(1.01)	(0.04)	—	—
Net Asset Value, End of Year	$7.33	$12.80	$13.79	$12.82	$11.59
Total Return[1]	(42.67)%	(0.03)%	7.88%	10.61%	16.13%
Ratio of net expenses to average net assets	1.94%	1.96%	1.98%	1.99%	1.90%
Ratio of net investment income (loss) to average net assets[1]	(0.30)%	(0.86)%	(0.41)%	(0.79)%	(0.67)%
Portfolio turnover	107%	125%	85%	84%	90%
Net assets at end of year (000’s omitted)	$1,742	$6,909	$11,197	$15,512	$17,226

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	2.20%	2.12%	2.11%	2.11%	2.18%
Ratio of net investment income (loss) to average net assets	(0.56)%	(1.02)%	(0.59)%	(0.91)%	(0.95)%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Per share numbers have been calculated using average shares.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.

Managers Investment Group	27

FINANCIAL HIGHLIGHTS

	Class C
Managers AMG Chicago Equity Partners Mid-Cap Fund	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$12.79	$13.80	$12.83	$11.60	$9.99
Income from Investment Operations:
Net investment income (loss)	(0.03)	(0.12)[2]	(0.06)	(0.06)[2]	(0.08)
Net realized and unrealized gain (loss) on investments	(5.43)	0.12 [2]	1.07	1.29 [2]	1.69
Total from investment operations	(5.46)	—	1.01	1.23	1.61
Less Distributions to Shareholders from:
Net investment income	—	—	(0.04)	—	—
Net realized gain on investments	(0.01)	(1.01)	—	—	—
Total distributions to shareholders	(0.01)	(1.01)	(0.04)	—	—
Net Asset Value, End of Year	$7.32	$12.79	$13.80	$12.83	$11.60
Total Return[1]	(42.71)%	(0.19)%	7.87%	10.60%	16.12%
Ratio of net expenses to average net assets	1.94%	1.96%	1.98%	1.99%	1.91%
Ratio of net investment income (loss) to average net assets[1]	(0.23)%	(0.85)%	(0.41)%	(0.79)%	(0.67)%
Portfolio turnover	107%	125%	85%	84%	90%
Net assets at end of year (000’s omitted)	$3,558	$8,651	$11,748	$13,845	$15,393

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	2.19%	2.12%	2.11%	2.11%	2.18%
Ratio of net investment income (loss) to average net assets	(0.49)%	(1.02)%	(0.56)%	(0.91)%	(0.94)%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Per share numbers have been calculated using average shares.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.

28	Managers Investment Group

FINANCIAL HIGHLIGHTS

	Institutional Class
Managers AMG Chicago Equity Partners Mid-Cap Fund	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$14.42	$15.41	$14.19	$12.70	$10.82
Income from Investment Operations:
Net investment income (loss)	0.10	0.03 [2]	0.09	0.10 [2]	0.04
Net realized and unrealized gain (loss) on investments	(6.18)	0.11 [2]	1.17	1.39 [2]	1.84
Total from investment operations	(6.08)	0.14	1.26	1.49	1.88
Less Distributions to Shareholders from:
Net investment income	(0.09)	—	(0.04)	—	—
Net realized gain on investments	(0.01)	(1.13)	—	—	—
Total distributions to shareholders	(0.10)	(1.13)	(0.04)	—	—
Net Asset Value, End of Year	$8.24	$14.42	$15.41	$14.19	$12.70
Total Return[1]	(42.13)%	0.78%	8.96%	11.74%	17.37%
Ratio of net expenses to average net assets	0.94%	0.96%	0.98%	0.99%	0.90%
Ratio of net investment income (loss) to average net assets[1]	0.77%	0.16%	0.59%	0.21%	0.33%
Portfolio turnover	107%	125%	85%	84%	90%
Net assets at end of year (000’s omitted)	$22,152	$51,029	$56,008	$59,571	$60,656

Ratios absent expense offsets:[3]
Ratio of total expenses to average net assets	1.19%	1.12%	1.11%	1.11%	1.18%
Ratio of net investment income (loss) to average net assets	0.51%	0.01%	0.47%	0.09%	0.06%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Per share numbers have been calculated using average shares.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.

Managers Investment Group	29

FINANCIAL HIGHLIGHTS

	Class A
Managers AMG Chicago Equity Partners Balanced Fund	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$13.18	$12.86	$11.55	$11.24	$10.42
Income from Investment Operations:
Net investment income	0.29	0.25	0.25	0.17	0.17
Net realized and unrealized gain (loss) on investments	(2.74)	0.34	1.32	0.30	0.81
Total from investment operations	(2.45)	0.59	1.57	0.47	0.98
Less Distributions to Shareholders from:
Net investment income	(0.27)	(0.27)	(0.26)	(0.16)	(0.16)
Return of capital	(0.01)	—	—	—	—
Total distributions to shareholders	(0.28)	(0.27)	(0.26)	(0.16)	(0.16)
Net Asset Value, End of Year	$10.45	$13.18	$12.86	$11.55	$11.24
Total Return[1]	(18.68)%	4.63%	13.73%	4.24%	9.45%
Ratio of net expenses to average net assets	1.17%	1.23%	1.23%	1.31%	1.47%
Ratio of net investment income to average net assets[1]	2.53%	1.93%	2.05%	1.45%	1.46%
Portfolio turnover	99%	206%	66%	53%	85%
Net assets at end of year (000’s omitted)	$9,932	$2,076	$1,933	$1,677	$2,366

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.68%	1.78%	1.81%	1.85%	2.05%
Ratio of net investment income to average net assets	2.03%	1.38%	1.49%	0.89%	0.88%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.

30	Managers Investment Group

FINANCIAL HIGHLIGHTS

	Class B
Managers AMG Chicago Equity Partners Balanced Fund	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$12.96	$12.64	$11.36	$11.06	$10.26
Income from Investment Operations:
Net investment income	0.16	0.16	0.18	0.09	0.34
Net realized and unrealized gain (loss) on investments	(2.66)	0.33	1.29	0.30	0.80
Total from investment operations	(2.50)	0.49	1.47	0.39	1.14
Less Distributions to Shareholders from:
Net investment income	(0.16)	(0.17)	(0.19)	(0.09)	(0.34)
Return of capital	(0.01)	—	—	—	—
Total distributions to shareholders	(0.17)	(0.17)	(0.19)	(0.09)	(0.34)
Net Asset Value, End of Year	$10.29	$12.96	$12.64	$11.36	$11.06
Total Return[1]	(19.38)%	3.86%	12.83%	3.53%	11.11%
Ratio of net expenses to average net assets	1.97%	1.98%	1.98%	1.98%	1.97%
Ratio of net investment income to average net assets[1]	1.53%	1.16%	1.30%	0.79%	0.97%
Portfolio turnover	99%	206%	66%	53%	85%
Net assets at end of year (000’s omitted)	$2,434	$6,026	$8,485	$9,692	$11,090

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.55%	2.53%	2.56%	2.52%	2.57%
Ratio of net investment income to average net assets	0.95%	0.61%	0.71%	0.25%	0.37%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.

Managers Investment Group	31

FINANCIAL HIGHLIGHTS

	Class C
Managers AMG Chicago Equity Partners Balanced Fund	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$13.08	$12.76	$11.46	$11.16	$10.35
Income from Investment Operations:
Net investment income	0.18	0.16	0.16	0.09	0.11
Net realized and unrealized gain (loss) on investments	(2.70)	0.33	1.31	0.30	0.81
Total from investment operations	(2.52)	0.49	1.47	0.39	0.92
Less Distributions to Shareholders from:
Net investment income	(0.17)	(0.17)	(0.17)	(0.09)	(0.11)
Return of capital	(0.01)	—	—	—	—
Total distributions to shareholders	(0.18)	(0.17)	(0.17)	(0.09)	(0.11)
Net Asset Value, End of Year	$10.38	$13.08	$12.76	$11.46	$11.16
Total Return[1]	(19.36)%	3.86%	12.88%	3.49%	8.88%
Ratio of net expenses to average net assets	1.96%	1.98%	1.98%	1.98%	1.97%
Ratio of net investment income to average net assets[1]	1.57%	1.17%	1.30%	0.79%	0.97%
Portfolio turnover	99%	206%	66%	53%	85%
Net assets at end of year (000’s omitted)	$2,926	$4,013	$4,479	$5,081	$6,377

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.52%	2.53%	2.56%	2.52%	2.56%
Ratio of net investment income to average net assets	1.01%	0.62%	0.71%	0.24%	0.38%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.

32	Managers Investment Group

FINANCIAL HIGHLIGHTS

	Institutional Class
Managers AMG Chicago Equity Partners Balanced Fund	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$13.28	$12.96	$11.64	$11.33	$10.50
Income from Investment Operations:
Net investment income	0.31	0.29	0.29	0.18	0.21
Net realized and unrealized gain (loss) on investments	(2.74)	0.34	1.32	0.31	0.83
Total from investment operations	(2.43)	0.63	1.61	0.49	1.04
Less Distributions to Shareholders from:
Net investment income	(0.30)	(0.31)	(0.29)	(0.18)	(0.21)
Return of capital	(0.01)	—	—	—	—
Total distributions to shareholders	(0.31)	(0.31)	(0.29)	(0.18)	(0.21)
Net Asset Value, End of Year	$10.54	$13.28	$12.96	$11.64	$11.33
Total Return[1]	(18.51)%	4.87%	13.98%	4.57%	10.04%
Ratio of net expenses to average net assets	0.96%	0.98%	0.98%	0.98%	0.97%
Ratio of net investment income to average net assets[1]	2.58%	2.18%	2.30%	1.80%	1.98%
Portfolio turnover	99%	206%	66%	53%	85%
Net assets at end of year (000’s omitted)	$6,065	$7,754	$7,676	$7,501	$8,111

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.52%	1.53%	1.56%	1.52%	1.57%
Ratio of net investment income to average net assets	2.02%	1.63%	1.73%	1.26%	1.37%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.

Managers Investment Group	33

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HOW TO CONTACT US

MANAGERS AMG CHICAGO EQUITY PARTNERS MID-CAP FUND

MANAGERS AMG CHICAGO EQUITY PARTNERS BALANCED FUND

INVESTMENT MANAGER AND ADMINISTRATOR

Managers Investment Group LLC

333 W. Wacker Drive

Chicago, Illinois 60606

312.424.1200 or 800.835.3879

SUBADVISOR

Chicago Equity Partners, LLC

180 N. LaSalle Street, Suite 3800

Chicago, Illinois 60601

DISTRIBUTOR

Managers Distributors, Inc.

333 W. Wacker Drive

Chicago, Illinois 60606

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 9769

Providence, Rhode Island 02940-9769

800.548.4539

TRUSTEES

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

35	Managers Investment Group

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PRIVACY POLICY

We recognize the importance of safeguarding your personal information. Your privacy is a priority, and we have designed policies and practices to achieve this goal.

As a mutual fund company, we may receive personal information from our customers, some of which is “nonpublic.” We receive this information from the following sources:

•	Information received from account applications and other forms including your address, date of birth, and social security number.

•	Information relating to your transactions with us, our affiliates, and others, such as the purchase and sale of securities and account balances.

We do not sell information about you to outside marketing firms. As a matter of policy, we do not disclose nonpublic personal information about our present or former customers to third parties, including our affiliates, except as required or permitted by law (including as necessary for third parties to perform under their agreements with respect to the Funds). For example, we may disclose nonpublic personal information in order to process a transaction or service an account, to comply with legal requirements, or upon the request of the customer. In addition, we may disclose information to non-affiliated companies that from time to time are used to provide certain services, such as soliciting proxies or preparing and mailing prospectuses, reports, account statements, and other information. We may also share nonpublic personal information with affiliates in connection with servicing customer accounts.

We restrict access to nonpublic personal information to those employees and service providers who are involved in providing products or services to our customers. In addition, we maintain physical, electronic, and procedural safeguards in order to protect your nonpublic personal information.

(Not part of the Prospectus)

Managers Investment Group

WHERE TO FIND ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information (the “SAI”) contains additional information about the Funds and their investments. Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To request free copies of these materials or to make other inquiries, please contact the Funds:

•	By telephone:
800.835.3879

•	By mail:
Managers AMG Funds
800 Connecticut Avenue
Norwalk, Connecticut 06854-2325

•	On the Internet:
Electronic copies are available on our Web site at www.managersinvest.com

Information about the Funds, including the Funds’ current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Funds’ SAI is incorporated by reference into (is legally part of) this Prospectus.

Reports and other information about the Funds are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. You may also review and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.

© 2009 Managers Investment Group LLC

Investment Company Act Registration Number 811-06431

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Managers
INVESTMENT GROUP
Mutual Funds • Separate Accounts • Investment Solutions

MAY 1, 2009

PROSPECTUS

Managers Funds

P014-0509

managersinvest.com

OVERVIEW

2	OVERVIEW

3-15	SUMMARY OF THE FUNDS

Managers High Yield Fund

Managers Fixed Income Fund

Summary of Principal Risks

Other Important Information about the Funds and their Investment Strategies and Risks

Fund Management

16-25	SHAREHOLDER GUIDE

Your Account

Choosing a Share Class

Distribution and Service (12b-1) Fees

Transaction Policies

How to Buy or Sell Shares

Investor Services

Federal Income Tax Information

27-34	FINANCIAL HIGHLIGHTS

Managers High Yield Fund

Managers Fixed Income Fund
35	HOW TO CONTACT US

Managers Investment Group	1

OVERVIEW

This Prospectus contains important information about the Managers High Yield Fund and Managers Fixed Income Fund (each a “Fund” and together the “Funds”). Each Fund is part of the Managers Family of Funds, a mutual fund family advised by Managers Investment Group LLC (the “Investment Manager”) and comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

A mutual fund is a pooled investment that is professionally managed and provides access to a wide variety of companies, industries, and markets through one investment vehicle. A mutual fund is not a complete investment program and there is no guarantee that a fund will reach its stated goals.

All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money. Before you invest, please make sure that you have read, and understand, the risk factors that apply to these Funds.

The Funds are subject to management risk because they are actively managed investment portfolios. Each Fund’s Subadvisor will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired result.

Please read this Prospectus carefully before you invest and keep it for future reference. You should base your purchase of shares of the Funds on your own goals, risk preferences, and investment time horizons.

The following Summary of the Funds identifies each Fund’s investment objective, principal investments and strategies, principal risks, performance information, and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in the Funds begins after the Summary of the Funds.

2	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS HIGH YIELD FUND

OBJECTIVE

The Fund’s investment objective is to achieve a high level of current income, with a secondary objective of capital appreciation, by investing in a portfolio of below investment grade bonds (those rated Ba1/BB+ or lower by Moody’s Investors Service (“Moodys”)/ Standard & Poor’s Corporation (“S&P”)).

FOCUS

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in below investment grade bonds. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.

The Fund may also invest in any of the following: corporate debt securities and preferred stock; zero-coupon bonds and other deferred interest securities that do not pay periodic interest; mortgage-backed debt securities; asset-backed securities; convertible securities; restricted securities; taxable municipal securities issued by state and local governments; cash or cash equivalents, such as certificates of deposit or money market funds; money market instruments, such as bankers’ acceptances, commercial paper and repurchase agreements; securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, such as the Federal Home Loan Bank and the Student Loan Marketing Association; common stocks; and stocks and bonds of foreign issuers, including issuers in emerging markets. The Fund may invest up to 15% of its total assets in derivatives such as options, futures contracts, or swap agreements, including, but not limited to, credit default swaps.

PRINCIPAL INVESTMENT STRATEGIES

JPMorgan serves as Subadvisor to the Fund and uses a strict fundamental discipline to evaluate all securities that it considers for investment. When deciding which securities to buy or sell, typically, JPMorgan:

•	Evaluates security issuers and the securities themselves through bottom-up fundamental credit and market analysis.

•	Seeks value in the context of a long-term horizon.

•	Balances deep value in an effort to provide capital appreciation with relative value to provide income and stability.

•	Diversifies broadly, limiting issues and industry concentrations.

•	Makes a sell decision when:

•	The security no longer possesses attractive risk/return dynamic.

•	An attractive swap candidate emerges.

•	An analyst uncovers deteriorating fundamentals not reflected in security price.

•	Portfolio rebalancing is required.

FUND FACTS

Investment Style:

High Yield Debt

Benchmark:

Barclays Capital U.S. Corporate

High-Yield Index

Tickers:

Class A: MHHAX

Class B: MHHBX

Class C: MHHCX

Institutional Class: MHHYX

Subadvisor:

J.P. Morgan Investment Management Inc.

(“JPMorgan”)

Managers Investment Group	3

SUMMARY OF THE FUNDS

PORTFOLIO MANAGERS

Robert Cook

Managing Director and Portfolio Manager at JPMorgan

Thomas Hauser

Vice President and Portfolio Manager at JPMorgan

See “Fund Management” on page 15 for more information on the portfolio managers.

MANAGERS HIGH YIELD FUND

PRINCIPAL RISKS

•	Credit Risk—issuer of bonds may not be able to meet interest or principal payments when the bonds come due.

•	Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

•	Derivatives Risk—complexity and rapidly changing structures of the derivatives market may increase the possibility of market losses.

•	Emerging Markets Risk—investments in emerging markets securities can be subject to the general risks of foreign securities, as well as additional risks which can result in greater volatility.

•

Foreign Securities Risk—securities of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

•

High Yield Risk—below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, and liquidity risk.

•	Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

•	Interest Rate Risk—fixed-coupon payments (cash flows) of debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

•	Liquidity Risk—particular investments may be difficult to sell at the best price.

•	Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

•	Municipal Market Risk—factors unique to the municipal bond market may negatively affect the value of municipal bonds.

•	Political Risk—changes in the political status of any country can have profound effects on the value of securities within that country.

•	Prepayment Risk—many bonds have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

•	Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

•	Restricted Securities Risk—it may be difficult to find a buyer for restricted securities and the selling price may be less than originally anticipated.

4	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS HIGH YIELD FUND

•

U.S. Government Securities Risk—obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government will provide financial support.

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Looking for an opportunity for fixed income returns while willing to accept the risks of below-investment grade securities.

•	Seeking current income.

•	Willing to accept volatility of returns.

Managers Investment Group	5

SUMMARY OF THE FUNDS

MANAGERS HIGH YIELD FUND

PERFORMANCE SUMMARY

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The information in the bar chart is for Class A shares of the Fund and does not reflect the impact of sales charges. If it did, performance would have been lower than that shown. Class B, C and Institutional Class shares would have similar returns as Class A shares because all of the classes are invested in the same portfolio of securities. However, because Class B, C and Institutional Class shares are subject to different expenses than Class A shares, Class B, C and Institutional Class share performance varies. The information in the table includes the effects of maximum sales loads (where applicable) on Fund performance. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to contractually limit expenses, returns would have been lower. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Calendar Year Total Returns (Class A)

Best Quarter: 12.48% (4th Quarter 2002)

Worst Quarter: –21.62% (4th Quarter 2008)

Average Annual Total Returns1 as of 12/31/08

Managers High Yield Fund	1 Year	5 Years	10 Years
Class A Return Before Taxes	–32.78%	–2.87%	1.55%
Class A Return After Taxes on Distributions	–34.92%	–5.36%	–1.54%
Class A Return After Taxes on Distributions and Sale of Fund Shares	–20.98%	–3.54%	–0.38%
Class B Return Before Taxes	–33.43%	–3.00%	1.36%
Class C Return Before Taxes	–30.91%	–2.72%	1.37%
Institutional Class Return Before Taxes	–29.54%	–1.71%	2.43%
Barclays capital U.S. Corporate High Yield Index[2] (Before Taxes)	–26.16%	–0.80%	2.17%

Class A share performance in the Average Annual Total Returns table reflects a deduction of the current maximum sales load, which was reduced effective as of May 1, 2007. Class C share performance for periods prior to May 1, 2005 in the Average Annual Total Returns table does not reflect the 1% sales load that was eliminated on May 1, 2005.

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares of the Fund. After-tax returns for other share classes will vary.
[2]	The Barclays Capital U.S. Corporate High-Yield Index covers the U.S. dollar denominated, fixed-rate, non- investment grade taxable corporate bond market. The returns shown for the Index reflect no deduction for fees, expenses, or taxes.

6	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS HIGH YIELD FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	4.25%[1]	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	None [2]	5.00%[3]	1.00%[4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None	None
Redemption/Exchange Fee[5] (as a percentage of the amount redeemed, if applicable)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)	Class A	Class B	Class C	Institutional Class
Management Fee	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.76%	0.76%	0.76%	0.76%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.72%	2.47%	2.47%	1.47%
Fee Waiver and Reimbursements[6]	(0.56)%	(0.56)%	(0.56)%	(0.56)%
Net Annual Fund Operating Expenses[7]	1.16%	1.91%	1.91%	0.91%

[1]	The initial sales charge that applies to the sale of Class A shares of the Fund varies according to the amount you invest, with a maximum of 4.25%. See “Choosing a Share Class—Class A Shares” for further information.
[2]	Except with respect to certain redemptions or exchanges of Class A shares not subject to an initial sales charge. Please see “Choosing a Share Class—Class A Shares” for further information.
[3]	The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Fund (or the exchange of Class B shares of the Fund for shares of a fund that are not subject to a sales charge) up to six years from the date of the purchase. See “Choosing a Share Class—Class B Shares” for further information.
[4]	The 1.00% contingent deferred sales charge applies only if you sell Class C shares of the Fund (or exchange Class C shares of the Fund for shares of a fund that are not subject to a sales charge) within one year of purchase. See “Choosing a Share Class—Class C shares” for further information.
[5]	Applies to redemptions or exchanges occurring within 90 days of purchase. See “Redemption and Exchange Fees” for further information.
[6]	The Investment Manager has contractually agreed, through May 1, 2010, to waive management fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15%, 1.90%, 1.90%, and 0.90% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed the contractual expense limitation amount. Acquired fund fees and expenses are not subject to waiver and do not factor into the Fund’s contractual expense limitation. In addition, the Investment Manager has voluntarily agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it receives from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Fund makes in the JPMorgan Liquid Assets Portfolio—Capital Share Class. This voluntary waiver is in addition to the Fund’s contractual expense limitation described above.
[7]	The Total and Net Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not inlcude fees and expenses of any acquired fund.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$538	$892	$1,268	$2,324
Class B	$694	$1,016	$1,465	$2,764
Class C	$294	$716	$1,265	$2,764
Institutional Class	$93	$410	$749	$1,709

The figures shown above for Class A and Institutional Class shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B	$194	$716	$1,265	$2,764
Class C	$194	$716	$1,265	$2,764

The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2010. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Managers Investment Group	7

SUMMARY OF THE FUNDS

FUND FACTS

Investment Style:

Intermediate Term Debt

Benchmark:

Barclays Capital U.S. Aggregate Bond

Index

Tickers:

Class A: MFDAX

Class B: MFDBX

Class C: MFDCX

Institutional Class: MFDYX

Subadvisor:

Loomis, Sayles & Company, L.P.

(“Loomis”)

MANAGERS FIXED INCOME FUND

OBJECTIVE

The Fund’s investment objective is to achieve the highest level of income as is consistent with the preservation of capital.

FOCUS

The Fund seeks to achieve its objective by investing in a diversified portfolio of fixed income securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade debt securities (those rated above Ba1/BB+ by Moody’s/S&P) of U.S. and foreign issuers. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.

The Fund may invest in debt securities issued by any of the following: public and private U.S. companies; foreign companies; the U.S. government and its agencies, such as the Federal Home Loan Bank; state and local governments issuing taxable municipal securities; and foreign governments, their agencies and instrumentalities. The Fund may also invest in mortgage-backed debt securities, asset-backed debt securities, and restricted securities, and may invest up to 15% of its assets in common and preferred stock, convertible securities that an owner has the option to exchange for common stock at a prestated price, and debt securities carrying warrants to purchase equity securities. Up to 20% of the Fund’s assets may be invested in below investment grade securities (those rated Ba1/BB+ or lower by Moody’s/S&P). While the Fund may purchase debt securities of any maturity, the Fund will primarily invest in debt securities with 7- to 15-year maturities. The average maturity of debt securities in the Fund’s portfolio may, however, be shorter or longer depending on market conditions.

PRINCIPAL INVESTMENT STRATEGIES

Loomis serves as Subadvisor to the Fund and adheres to strict guidelines on all companies that it considers for investment. When deciding which securities to buy or sell, typically, Loomis:

•	Seeks securities it believes are priced below their value.

•	Evaluates security issuers and the securities themselves through independent, bottom-up fundamental credit and market analysis.

•	Makes a sell decision when:

•	The security no longer possesses attractive risk/return dynamic.

•	There is a change in sovereign, industry, or company fundamentals.

•	The issuer is downgraded by Loomis research.

•	Relative valuation is not consistent with its expected rating category.

•	Other securities or sectors offer greater total return potential.

PRINCIPAL RISKS

•	Asset-Backed and Mortgage-Backed Securities Risk—asset-backed and mortgage-backed securities investments involve risk of loss due to prepayments that occur earlier than expected or due to default.

•	Credit Risk—issuer of bonds may not be able to meet interest or principal payments when the bonds come due.

•	Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

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SUMMARY OF THE FUNDS

MANAGERS FIXED INCOME FUND

•	Emerging Markets Risk—investments in emerging markets securities can be subject to the general risks of foreign securities, as well as additional risks which can result in greater volatility.

•

Foreign Securities Risk—securities of foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investing in securities of U.S. issuers and may result in greater price volatility.

•

High Yield Risk—below-investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, and liquidity risk.

•	Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

•	Interest Rate Risk—fixed-coupon payments (cash flows) of debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

•	Liquidity Risk—particular investments may be difficult to sell at the best price.

•

Market Risk—market prices of domestic and foreign securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

•	Municipal Market Risk—factors unique to the municipal bond market may negatively affect the value of municipal bonds.

•	Political Risk—changes in the political status of any country can have profound effects on the value of securities within that country.

•

Preferred Stock Risk—preferred stock is subject to the risks of equity securities generally, and its value may rise and fall rapidly and unpredictably due to a variety of factors, including changing economic, political or market conditions.

•	Prepayment Risk—many bonds have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

•	Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

•	Restricted Securities Risk—it may be difficult to find a buyer for restricted securities and the selling price maybe less than originally anticipated.

•

U.S. Government Securities Risk—obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government will provide financial support.

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Looking to generate investment income.

•	Seeking an opportunity for fixed income returns.

•	Willing to accept moderate risk.

PORTFOLIO MANAGER

Daniel J. Fuss

Executive Vice President & Vice Chairman at Loomis

See “Fund Management” on page 15 for more information on the portfolio manager.

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SUMMARY OF THE FUNDS

MANAGERS FIXED INCOME FUND

PERFORMANCE SUMMARY

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The information in the bar chart is for Class A shares of the Fund and does not reflect the impact of sales charges. If it did, performance would have been lower than that shown. Class B, C and Institutional Class shares would have similar returns as Class A shares because all of the classes are invested in the same portfolio of securities. However, because Class B, C and Institutional Class shares are subject to different expenses than Class A shares, Class B, C and Institutional Class share performance varies. The information in the table includes the effects of maximum sales loads (where applicable) on Fund performance. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to contractually limit expenses, returns would have been lower. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Calendar Year Total Returns (Class A)

Best Quarter: 4.65% (3rd Quarter 2006)

Worst Quarter: –8.58% (3rd Quarter 2008)

Average Annual Total Returns1 as of 12/31/08

Managers Fixed Income Fund	1 Year	5 Years	10 Years
Class A Return Before Taxes	–14.28%	0.96%	3.85%
Class A Return After Taxes on Distributions	–15.92%	–0.85%	1.75%
Class A Return After Taxes on Distributions and Sale of Fund Shares	–9.21%	–0.19%	2.02%
Class B Return Before Taxes	–15.36%	0.81%	3.71%
Class C Return Before Taxes	–11.96%	1.13%	3.72%
Institutional Class Return Before Taxes	–10.23%	2.15%	4.75%
Barclays Capital U.S. Aggregate Bond Index[2] (Before Taxes)	5.24%	4.65%	5.63%

Class A share performance in the Average Annual Total Returns table reflects a deduction of the current maximum sales load, which was reduced effective as of May 1, 2007. Class C share performance for periods prior to May 1, 2005 in the Average Annual Total Returns table does not reflect the 1% sales load that was eliminated on May 1, 2005.

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares of the Fund. After-tax returns for other share classes will vary.
[2]	The Barclays Capital U.S. Aggregate Bond Index covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of Securities & Exchange Commission-registered securities. The returns shown for the Index reflect no deduction for fees, expenses, or taxes.

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SUMMARY OF THE FUNDS

MANAGERS FIXED INCOME FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	4.25%[1]	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)	None [2]	5.00%[3]	1.00%[4]	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None	None
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)	None	None	None	None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)	Class A	Class B	Class C	Institutional Class
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.38%	0.38%	0.38%	0.38%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.09%	1.84%	1.84%	0.84%
Fee Waiver and Reimbursements[5]	(0.24)%	(0.24)%	(0.24)%	(0.24)%
Net Annual Fund Operating Expenses[6]	0.85%	1.60%	1.60%	0.60%

[1]	The initial sales charge that applies to the sale of Class A shares of the Fund varies according to the amount you invest, with a maximum of 4.25%. See “Choosing a Share Class—Class A Shares” for further information
[2]	Except with respect to certain redemptions or exchanges of Class A shares not subject to an initial sales charge. Please see “Choosing a Share Class—Class A Shares” for further information.
[3]	The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Fund (or the exchange of Class B shares of the Fund for shares of a fund that are not subject to a sales charge) up to six years from the date of the purchase. See “Choosing a Share Class—Class B Shares” for further information.
[4]	The 1.00% contingent deferred sales charge applies only if you sell Class C shares of the Fund (or exchange Class C shares of the Fund for shares of a fund that are not subject to a sales charge) within one year of purchase. See “Choosing a Share Class—Class C shares” for further information.
[5]	The Investment Manager has contractually agreed, through May 1, 2010, to waive management fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.84%, 1.59%, 1.59%, and 0.59% of the average daily net assets of the Class A, Class B, Class C, and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed the contractual expense limitation amount. Acquired Fund Fees and Expenses are not subject to waiver and do not factor into the Fund’s contractual expense limitation. In addition, the Investment Manager has voluntarily agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it receives from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Fund makes in the JPMorgan Liquid Assets Portfolio—Capital Share Class. This voluntary waiver is in addition to the Fund’s contractual expense limitation described above.
[6]	The Total and Net Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$508	$734	$978	$1,677
Class B	$663	$855	$1,173	$2,139
Class C	$263	$555	$973	$2,139
Institutional Class	$61	$244	$442	$1,015

The figures shown above for Class A and Institutional Class shares would be the same whether you sold your shares at the end of a period or kept them. For Class B and Class C shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B	$163	$555	$973	$2,139
Class C	$163	$555	$973	$2,139

The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2010. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

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SUMMARY OF THE FUNDS

SUMMARY O F PRINCIPAL RISKS

This section presents more detailed information about the Funds’ risks, however, not all Funds do, or are permitted by applicable law to, invest in the types of instruments mentioned.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK

Asset-backed and mortgage-backed securities are interests in a stream of payments from specific assets, such as auto or credit card receivables, or, in the case of mortgage-backed securities, a pool of mortgages. A Fund’s investments in asset-backed or mortgage-backed securities are subject to prepayment risk and credit risk, such as the risk of loss due to prepayments that occur earlier than expected, and like any bond or fixed-income security, due to default. Some of these securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

CREDIT RISK

An issuer of bonds may not be able to meet interest or principal payments when the bonds come due. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s and S&P. The risk of default is generally higher in the case of mortgage-backed securities that include so-called “sub-prime” mortgages. Even if the likelihood of default is low, changes in the perception of a company’s financial health will affect the valuation of its debt securities. Bonds rated BBB/Baa by S&P/Moody’s, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.

CURRENCY RISK

The value of foreign securities in an investor’s home currency depends both upon the price of the securities and the exchange rate of the currency. Thus, the value of an investment in a foreign security will drop if the price for the foreign currency drops in relation to the U.S. dollar. Adverse currency fluctuations are an added risk to foreign investments. Currency risk can be reduced through diversification among currencies or through hedging with the use of foreign currency contracts.

DERIVATIVES RISK

Derivatives include options, futures, and forwards, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate, or index. The use of derivatives will involve costs, the risk of mispricing or improper valuation, and may result in losses or have the effect of accelerating the recognition of gain. The use of derivatives may not succeed for various reasons, including unexpected changes in the value of the derivatives or the assets underlying them. With some derivatives, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for a Fund.

EMERGING MARKETS RISK

Investments in emerging markets securities involve all of the risks of investments in foreign securities (see below), and also have additional risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.

FOREIGN SECURITIES RISK

Investments in securities of foreign issuers, whether directly or indirectly in the form of American Depositary Receipts, stock index futures or similar instruments, involve additional risks different from those associated with investing in securities of U.S. issuers. There may be limited information available to investors, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign securities to be more volatile. The value of foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. Foreign securities trade with less frequency and volume than domestic securities and, therefore, may have greater price volatility. In addition, just as foreign markets may respond to events differently from U.S. markets, foreign securities may perform differently from U.S. securities.

HIGH YIELD RISK

Funds that invest in below-investment grade debt securities and unrated securities of similar credit quality (commonly known as

“junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. These issuers may be involved in bankruptcy proceedings, reorganizations, or financial

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SUMMARY OF THE FUNDS

SUMMARY OF PRINCIPAL RISKS (CONTINUED)

restructurings, and are not as strong financially as higher rated issuers. If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment. Below investment grade securities are more susceptible to sudden and significant price movements because they are generally more sensitive to adverse developments. Many below-investment grade securities are subject to legal or contractual restrictions that limit their resale at desired prices.

INFLATION RISK

Inflation risk is the risk that the price of an asset, or income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.

INTEREST RATE RISK

Changes in interest rates can impact bond prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. The longer into the future that these cash flows are expected, the greater the effect on the price of the security. The longer the maturity or duration, the higher the interest rate risk. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a bond or portfolio. It is used to evaluate such bond or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalization, and securities having substantial market and/or credit risk tend to involve greater liquidity risk.

MARKET RISK

Market prices of securities held by a Fund may fall rapidly or unpredictably. The prices of stocks will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity securities generally have greater price volatility than fixed income securities. Since foreign securities trade on different markets, which have different supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions.

MUNICIPAL MARKET RISK

Factors unique to the municipal bond market may negatively affect the value of a Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. A Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. Some municipal obligations carry additional risk. For example they may be difficult to trade or interest payments may be tied only to a specific stream of revenues. Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market.

POLITICAL RISK

Changes in the political status of any country can have profound effects on the value of securities within that country. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks can only be reduced by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

PREFERRED STOCK RISK

A Fund may invest in preferred stock, which are equity securities that pay dividends at a specified rate and generally have preference over common stock in the payment of dividends and the liquidation of the issuer’s assets but are junior to the debt securities of the issuer in those same respects. Preferred stock is subject to the risks of equity securities generally, such as market risk, and as such, the value of preferred stock may rise and fall rapidly and unpredictably due to a variety of factors, which include changing economic, political or market conditions and events that affect particular industries or companies.

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SUMMARY OF THE FUNDS

SUMMARY OF PRINCIPAL RISKS (CONTINUED)

PREPAYMENT RISK

Many bonds and other fixed-income securities have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage-backed and asset-backed securities securities, which can be paid back at any time. Typically, debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of security holders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

REINVESTMENT RISK

As debtors pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. For example, purchasers of a 30-year, 5% coupon bond can anticipate that they will receive a 5% return on their original capital, but unless they can reinvest all of the interest receipts at or above 5%, the total return over 30 years will be below 5%. The higher the coupon and prepayment risk, the higher the reinvestment risk. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.

RESTRICTED SECURITIES RISK

It may be difficult to find a buyer for restricted securities. In addition, the selling price for a restricted security may be less than originally anticipated because they may only be sold in privately negotiated transactions.

U.S. GOVERNMENT SECURITIES RISK

Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as Government National Mortgage Association, are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurances can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

OTHER IMPORTANT INFORMATION ABOUT THE FUNDS AND THEIR INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in this Prospectus, the Funds may also make other types of investments, and therefore may be subject to other risks. Some of these risks are described in the Funds’ Statement of Additional Information dated May 1, 2009 (the “SAI”).

INVESTMENT OBJECTIVES

Each Fund’s investment objective may be changed without shareholder approval.

TEMPORARY DEFENSIVE MEASURES

From time to time, each Fund may invest a portion of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure. These temporary defensive measures may be inconsistent with a Fund’s investment objective and principal investment strategies. A Fund may not be able to achieve its stated investment objective while taking these defensive measures.

PORTFOLIO TURNOVER

Each Fund may sell any security when the portfolio managers believe the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI, and on the Funds’ Web site at www.managersinvest.com.

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SUMMARY OF THE FUNDS

FUND MANAGEMENT

The Funds are each a series of Managers Trust II (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies. The Funds have four classes of shares: Class A, Class B, Class C, and Institutional Class.

The Investment Manager, located at 333 W. Wacker Drive, Chicago, Illinois 60606, is an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisors to the Funds. Managers Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor. Except for distribution and service (12b-1) fees, the Distributor receives no compensation from the Funds for its services as distributor.

Additional information regarding other accounts managed by the portfolio managers, their compensation, and ownership of Fund shares is available in the Funds’ SAI.

A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Funds between the Trust and the Investment Manager and the Subadvisory Agreements between the Investment Manager and each Subadvisor is available in the Funds’ Semi-Annual Report to Shareholders for the period ended June 30, 2008.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), each Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of each Fund and selects and recommends to the Funds’ Board of Trustees investment advisors (the “Subadvisors”) to manage each Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by the Funds’ Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated Subadvisors for the Funds. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the Subadvisors and recommend their hiring, termination, and replacement. Shareholders of a Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.

MANAGERS HIGH YIELD FUND

JPMorgan has served as Subadvisor to the Fund since June 2004. JPMorgan, located at 245 Park Avenue, New York, New York 10017, is an indirect wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company and global financial services firm that manages assets for governments, corporations, endowments, foundations and individuals worldwide. As of December 31, 2008, JPMorgan managed approximately $1.1 trillion in assets.

Thomas Hauser and Robert Cook are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Mr. Cook is the lead portfolio manager of the Fund and also serves as the head of the Fixed Income High Yield Team at JPMorgan. Mr. Cook is also a Managing Director of and a portfolio manager for JPMorgan, positions he has held since 2004. Prior to joining JPMorgan, he was co-head of the fixed-income investment process at 40|86 Advisors, Inc. from 1994 to 2004. Mr. Cook is assisted by Mr. Hauser, a portfolio manager who works collaboratively with Mr. Cook on the day-to-day management of the Fund. Mr. Hauser is a Vice President of and a portfolio manager for JPMorgan, positions he has held since 2004. Prior to joining JPMorgan, he was a Vice President, portfolio manager, and co-head of the Collateralized Bond Obligation Group at 40|86 Advisors, Inc. from 2001 to 2004.

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to JPMorgan.

MANAGERS FIXED INCOME FUND

Loomis, Sayles & Company, L.P. (“Loomis”) manages the entire Fund and has served as the Subadvisor to the Fund since June 2004.

Loomis, located at One Financial Center, Boston, Massachusetts 02111, was founded in 1926. As of December 31, 2008, Loomis had assets under management of approximately $106 billion. Daniel J. Fuss is the portfolio manager primarily responsible for the day-to-day management of the Fund. He is an Executive Vice President and Vice Chairman of Loomis, and has served in those positions since 1989 and 1999, respectively. Mr. Fuss joined Loomis in 1976.

The Fund is obligated by its investment management contract to pay an annual management fee to the Investment Manager of 0.45% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to Loomis.

Managers Investment Group	15

SHAREHOLDER GUIDE

YOUR ACCOUNT

You may invest in the Funds by purchasing either Class A, Class B, Class C, or Institutional Class shares. Each Class of shares is subject to different types and levels of sales charges, expenses, and minimum initial investment amounts, as described below.

Class A, Class B, and Class C shares are subject to the expenses of a plan of distribution adopted by the Board of Trustees, which will result in lower total returns than the Institutional Class shares. The net asset value (the “NAV”) per share of the four classes may also differ. In all other material respects, the Class A, Class B, Class C, and Institutional Class shares are the same, each share representing a proportionate interest in a Fund.

Each Fund and Class of shares is subject to a minimum (and possible maximum) initial investment amount, as described on pages 19 and 21.

Your purchase or redemption of Fund shares is based on each class’s share price. The price at which you purchase and redeem your shares is based on the NAV per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares of a Fund is equal to a the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Foreign securities may trade on days when a Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund shareholders may not be able to buy or sell Fund shares.

FAIR VALUE POLICY

Each Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. Each Fund uses the fair value of a portfolio investment to calculate NAV when, for example:

•	Market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed;

•	Trading in a portfolio investment is suspended and not resumed before the Fund calculates NAV;

•

A significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and when the Fund calculates NAV;

•	An investment’s price has remained unchanged over a period of time (often referred to as a “stale price”); or

•	The Investment Manager determines that a market quotation is inaccurate.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which a Fund calculates NAV. A Fund’s investments in derivative instruments traded in foreign markets (including futures contracts on equity and fixed income securities and security indexes and options on futures contracts, securities and security indexes) are priced based on the market quotation of such instruments in their respective principal markets as of the close of regular business on the NYSE. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV.

The Funds may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value.

An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

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CHOOSING A SHARE CLASS

Investors can choose among four classes of shares of the Funds:

•	Class A

•	Class B

•	Class C

•	Institutional Class

When choosing a share class, it is important to consider these four factors:

•	The amount you plan to invest;

•	The length of time you intend to keep the money invested;

•	Your investment objectives; and

•	The expenses and charges for the class.

We recommend that you also discuss your investment goals and choices with your financial professional to determine which share class is right for you.

CLASS A SHARES

The offering price of Class A shares equals the current share price, or NAV, plus an initial sales charge that varies according to the total amount you invest, as shown below. In addition, for purchases of load eligible Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed or exchanged for shares not subject to an initial sales charge within the first 18 months of purchase, as described below in the table and corresponding footnotes. You also pay annual distribution and shareholder service (12b-1) fees of 0.25%. See page 20 for more information.

SALES CHARGE REDUCTIONS AND WAIVERS

To determine the initial sales charge, we add the current NAV of any existing investments in the Managers Family of Funds to the amount of your investment, which could mean a lower sales charge. You may also be eligible for a reduced sales charge if you do the following:

•

You may add Managers Funds held by other fiduciaries on your behalf. To obtain this benefit, you must tell us when you buy Class A shares about your ownership of these other funds and ask us to calculate your sales charge accordingly. You must also inform your broker-dealer or other financial intermediary of any other investments you own in the Managers Family of Funds.

•

You may submit a Letter of Intent to buy more shares. If you agree to invest a definite amount in Class A shares of a Fund over the 13 months following your first purchase, we calculate the initial sales charge as if you are purchasing all the shares at one time. You could lower the sales charge still further if you include investments in other funds in the Managers Family of Funds in your Letter of Intent.

•	We may waive the initial sales charge in our discretion or for investments by certain eligible investors, including:

•	Omnibus accounts established in conjunction with certain tax-qualified employee benefit plans;

•	Accounts established by financial intermediaries that have selling agreements with the Distributor or have services agreements with the Investment Manager;

•	Current or retired officers and trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members;

•

Current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG, the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in- law, daughters/sons-in-law, nieces, nephews, and domestic partners), and a trust or plan established primarily for the benefit of any of these individuals;

•

Certain charitable or governmental organizations, investment advisors making purchases for their own accounts or the accounts of advisory clients, bank trust departments or trust companies making purchases on behalf of trust or fiduciary accounts;

•	Wrap-fee accounts or asset allocation programs in which the shareholder pays an asset-based service fee.

•

If you reinvest the amount you receive from the sale of your shares within 180 calendar days after the purchase, there is no charge. You may exercise this reinvestment privilege only once per Fund investment, and additional restrictions may apply.

For more information on sales charge reductions and waivers, consult your registered financial professional, the Funds’ Web site at www.managersinvest.com, or the SAI.

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SHAREHOLDER GUIDE

CLASS B SHARES

Class B shares have no up-front sales charges. Your entire amount invested purchases Fund shares at the NAV. However, you do pay:

•

A surrender charge (referred to as “contingent deferred sales charge” or CDSC) on shares you sell or exchange for shares of a fund that are not subject to a sales charge. These charges start at 5.00% of the amount of the purchase or sale, whichever is less, if you redeem shares within one year of your purchase. The CDSC gradually declines each year thereafter, according to the schedule within six years of your purchase; and

•

If you reinvest the amount you receive from the sale of your shares within 180 calendar days after the purchase, there is no CDSC. You may exercise this reinvestment privilege only once per Fund investment, and additional restrictions apply.

You also pay:

•	Higher annual expenses than Class A shares on your investment for the eight years after your purchase; and

•	An annual 12b-1 distribution and shareholder service fee of 1.00%.

Class B share purchases may not exceed $50,000.

We base the sales charge on the amount you purchase or sell, whichever is lower. The amount of the CDSC declines the longer you own your shares, reaching zero at the end of six years from the date of purchase:

if you sell shares during ...	you pay this % on the total amount of the sale:
The first year after purchase	5.00
The second year after purchase	4.00
The third year after purchase	3.00
The fourth year after purchase	3.00
The fifth year after purchase	2.00
The sixth year after purchase	1.00
The seventh year after purchase	0.00
The eighth year after purchase	0.00

At the end of the eighth year after your purchase, your Class B shares automatically convert to Class A shares of equal value. This means the shares will have lower ongoing annual expenses from that point forward.

CLASS C SHARES

Class C shares have no up-front sales charges. Your entire amount invested purchases Fund shares at the NAV. However, you do pay:

•

A surrender charge (referred to as “contingent deferred sales charge,” or CDSC) on shares you sell or exchange for shares of a fund that are not subject to a sales charge, within one year of your purchase; and

•

If you reinvest the amount you receive from the sale of your shares within 180 calendar days after the purchase, there is no charge. You may exercise this reinvestment privilege only once per Fund investment, and additional restrictions may apply.

You also pay:

•	Higher annual expenses than Class A shares on your investment for ten years after your purchase.

•	An annual 12b-1 distribution and shareholder service fee of 1.00%.

Class C shares convert to an equal dollar value of Class A shares at the end of the tenth year after purchase.

CDSC REDUCTIONS AND WAIVERS

For Class B and Class C shares and certain large purchases of Class A shares, you will be charged a CDSC on shares you sell or exchange for shares of a fund that do not have a sales charge.

To minimize the CDSC you pay:

•	The Funds assume that shares acquired through reinvested dividends and capital gains distributions (which are not subject to a CDSC) are sold first.

•	Shares that have been in your account long enough so they are not subject to a CDSC are sold next.

CALCULATING THE CLASS A SALES CHARGE

If the amount of your purchase is	Your initial sales charge as a % of the offering price is:	Your initial sales charge as a % of the net amount you invested is:	The one-time dealer allowance as a % of the share price is:
Less than $100,000	4.25	4.44	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.25
$500,000 to $999,999	2.00	2.04	1.75
$1,000,000 or more	None	None	None	*

*	If you acquire or hold $1 million or more of Class A shares of a Fund or across the Managers Family of Funds, either as a lump sum or through the rights of accumulation or letter of intent programs, you can buy Class A shares without an initial sales charge. Unless you exchange Class A shares for Class A shares of another fund, there is a 1.00% contingent deferred sales charge on any such shares not subject to an initial sales charge that you redeem or exchange within 18 months of purchase. The Distributor may make a payment to financial intermediaries with respect to such shares not subject to an initial sales charge. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. Please see CDSC Reductions and Waivers for additional information regarding contingent deferred sales charges.

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•	After these shares are exhausted, the Funds sell shares in the order in which they were purchased, from oldest to newest.

The amount of any CDSC that you pay is based on the shares’ original purchase price or current NAV, whichever is less.

A Fund or the Distributor may, in its discretion, waive the CDSC any time, including when the following circumstances occur:

•	Certain benefit payments and mandatory withdrawals under retirement plans;

•	Death or disability of the shareholder; and

•	Payments under a qualifying automatic redemption plan.

You do not pay a CDSC when you exchange shares of a Fund to buy the same class of shares of any other Fund in the Managers Family of Funds. If you sell the shares that you acquired by exchanging shares of the Fund, the Fund calculates the CDSC as if you held the shares from the date you originally purchased the shares you exchanged.

Consult your registered financial professional, the Funds’ Web site at www.managersinvest.com, or the SAI for more information about CDSC waivers.

MAXIMUM INVESTMENT IN CLASS B AND CLASS C SHARES

The Funds will refuse a purchase order for Class B shares when the total value of the purchase, plus the value of existing investments in the Managers Family of Funds, is $50,000 or more.

The Funds will refuse a purchase order for Class C shares when the total value of the purchase, plus the value of existing investments in the Managers Family of Funds, is $1,000,000 or more. If you are considering cumulative purchases of $1,000,000 or more in the Managers Family of Funds, consult your registered investment professional to determine whether Class A shares may be more to your advantage.

INSTITUTIONAL CLASS SHARES

Institutional Class shares have no up-front sales charges or CDSC. Your entire amount invested purchases Fund shares at the Fund’s NAV. Institutional Class shares also do not pay annual 12b-1 distribution or shareholder service fees.

INVESTING THROUGH AN INTERMEDIARY

If you invest through a third party such as a bank, broker-dealer, or other financial intermediary, rather than directly with the Funds, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Funds may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and may pay fees to these firms in return for shareholder servicing provided by these programs. The servicing fees are paid out of the assets of the Funds on an ongoing basis and will increase the cost of your investment.

The Investment Manager and/or the Distributor may pay compensation (directly and not as an expense of a Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the NAV or the price of a Fund’s shares.

COMPARING FEES AND EXPENSES FOR SHARE CLASSES WITH SALES CHARGES

	Class A Shares	Class B Shares	Class C Shares
Sales Charge	Up to 4.25% of total investment, depending on investment amount (see table on previous page)	None	None

Surrender Charge (CDSC)	None (except with respect to certain redemptions or exchanges of shares not subject to an initial sales charge)	5.00% declining to 0.00% after the end of six years from the date of purchase	1% of purchase or sale, whichever is less, within one year of purchase

Operating Expenses	Lower than Class B & C shares	Higher than Class A shares	Higher than Class A shares

Annual Return	Higher than comparable investment in Class B & C shares	Lower than Class A shares	Lower than Class A shares

Distribution & Service (12b-1) Fees	0.25%	1.00%	1.00%

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DISTRIBUTION AND SERVICE (12B-1) FEES

The Funds have adopted a Distribution and Service Plan (12b-1 Plan) for Class A, B, and C shares that allows the Funds to pay fees for selling and distributing their shares and for providing service to shareholders. The 12b-1 fees are paid to the Distributor to cover the Funds’ sales, marketing, and promotional expenses. Because 12b-1 fees are deducted from a Fund’s net assets on an ongoing basis, they increase the cost of your investment the longer you hold it and will result in lower total returns and may end up costing you more than other types of sales charges.

Class A Shares

•	The selling broker-dealer may retain the portion of the front-end sales charge you pay on these shares, identified as the dealer allowance in the comparison chart on page 18.

•	Fees paid to the Distributor may not exceed 0.25% annually of the Class A average daily NAV.

Class B Shares

•	These shares have no up front sales charges and the Distributor pays the selling broker-dealer up to 4.00% of the purchase price.

•	The payments for shareholder servicing may not exceed an annual rate of 0.25% of the Class B average daily NAV.

Class C Shares

•

The Distributor pays the selling broker-dealer 1.00% of the purchase amount. The Funds use part of the proceeds from the CDSC (applicable to shares sold within one year of purchase) and the 12b-1 fee to defray this payment.

•	The payments for shareholder servicing may not exceed an annual rate of 0.25% of the Class C average daily NAV.

TRANSACTION POLICIES

OPENING YOUR ACCOUNT

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

BUYING AND SELLING SHARES

You may buy shares of the Funds once you set up an account. You also may buy additional shares or sell your shares any time. When you buy or sell Fund shares, the price is the NAV per share, plus or minus any applicable sales charges as described above, that is calculated after we receive your order in proper form. Each class’s NAV is calculated at the close of regular trading on the NYSC, usually 4:00 p.m. New York time.

REDEMPTION AND EXCHANGE FEES

Managers High Yield Fund (the “High Yield Fund”) will deduct a redemption fee (the “Redemption/Exchange Fee”) from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 90 days of the purchase of those shares, according to the following schedule:

Fund	Redemption Fee
• Managers High Yield Fund	2.0%

For the purpose of determining whether a redemption is subject to the Redemption/Exchange Fee, redemptions of shares of the High Yield Fund are conducted on a first in/first out (FIFO) basis such that shares with the longest holding period will be treated as being redeemed first, and shares with the shortest holding period will be treated as being redeemed last.

The Redemption/Exchange Fee is paid to the High Yield Fund and is intended to offset transaction and other expenses caused by short-term trading. The Redemption/Exchange Fee will not apply to redemptions (including redemptions by exchange) (1) of shares purchased through reinvestment of dividend or capital gain distributions, (2) under hardship circumstances (as determined by the Investment Manager in its discretion, based on a case-by-case analysis), (3) of shares purchased through the ManagersChoice® Program or similar asset allocation progam as determined by the Investment Manager, or (4) of shares where the application of the Redemption/Exchange Fee would cause the High Yield Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder. Short-term trades not subject to a Redemption/ Exchange Fee as a result of these exceptions may result in additional costs to the High Yield Fund that would have been otherwise recouped, in whole or in part, if a Redemption/Exchange Fee were applied. The Redemption/Exchange Fee will only apply to redemptions of shares purchased through a financial intermediary such as a broker, retirement plan administrator, bank or trust company if the financial intermediary has indicated that

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TRANSACTION POLICIES

it will administer the Redemption/Exchange Fee. If you invest through a financial intermediary, contact your intermediary to determine whether the Redemption/Exchange Fee applies to you and any restrictions on your trading activity. The High Yield Fund reserves the right to modify the terms of, or terminate, the Redemption/Exchange Fee at any time upon 60 days’ advance notice to shareholders.

The Redemption Fee will apply to redemptions and exchanges that relate to purchases and exchanges of shares of the High Yield Fund made on or after June 15, 2009.

PROCESSING ORDERS

If you sell shares in the Funds, the Funds will send your check to the address we have on file for your account. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (“ACH”) transactions are also subject to a 15 calendar day holding period.

INVESTMENT MINIMUMS

Your cash investments in the Funds must be in U.S. dollars. We do not accept third-party or “starter” checks.

Share Class	Initial Investment	Additional Investments
Class A:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100

Class B:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100

Class C:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100

Institutional Class:
• Regular Accounts	$2,500,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, a Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

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SHAREHOLDER GUIDE

HOW TO BUY OR SELL SHARES

	If you wish to open an account and buy shares*	If you wish to add shares* to your account	If you wish to sell shares*,†...
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account application, then mail the application and a check payable to Managers to: Managers c/o PNC Global Investment Servicing (U.S.) Inc. PO Box 9769 Providence, RI 02940-9769

Send a letter of instruction and a check payable to Managers to:

Managers

c/o PNC Global Investment

Servicing (U.S.) Inc.

PO Box 9769

Providence, RI 02940-9769

(Include your account number and fund name on your check)

Write a letter of instruction containing:

•        Name of the Fund

•        Dollar amount or number of shares you wish to sell

•        Your name

•        Your account number

•        Signatures of all account owners

Mail your letter to:

Managers

c/o PNC Global Investment

Servicing (U.S.) Inc.

PO Box 9769

Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539 (Telephone redemptions are available only for redemptions of less than $50,000 for Class A, Class B, and Class C shares and $250,000 for Institutional Class shares)

Over the Internet	Not available	If your account has already been established, go to our Web site at www.managersinvest.com	Go to our Web site at www.managersinvest.com

By bank wire	Call us at 800.548.4539 for instructions

Instruct your bank to wire monies to:

PNC Bank, N.A.

Philadelphia, PA

ABA #031000053

FFC to: 8614972935

Managers

Attn: Control Department

FBO shareholder name, account number, and Fund name

(Your bank may charge you a fee for this service; call 800.548.4539 if you have questions)

Available if bank wire instructions are on file for your account

*	Please indicate which class of shares you are buying or selling when you place your order.
†	Redemptions of $50,000 or more for Class A, Class B, and Class C shares and $250,000 or more for Institutional Class shares require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA). Telephone redemptions are available only for redemptions that are below $50,000 for Class A, Class B, and Class C shares and below $250,000 for Institutional Class Shares.

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SIGNATURE GUARANTEE

If you are selling $50,000 or more worth of Class A, Class B, or Class C shares or $250,000 or more of Institutional Class shares, you will need to provide the Funds with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.

We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.

UNAUTHORIZED TRANSACTIONS

Each of the Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Fund at 800.548.4539 for instructions.

LIMITATIONS ON THE FUNDS

Each Fund may restrict or limit certain transactions, including, but not limited to, the following examples:

•

Redeem your account if its value falls below $500 with respect to Class A, Class B, or Class C shares, or falls below $50,000 with respect to Institutional Class shares, due to redemptions you make, but not until after the Fund gives you 60 days’ notice and the opportunity to reestablish your account balance;

•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;

•	Change the minimum required investment amounts;

•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;

•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;

•	Refuse a buy order for any reason, including your failure to submit a properly completed application;

•

Refuse an exchange request for any person or group if the Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” on this page.) This determination is at the Investment Manager’s discretion, based on a case-by case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and

•	End or change the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds, commonly referred to as “market timing.” These activities may disrupt management of a Fund’s portfolio, increase a Fund’s expenses, and have a negative impact on a Fund’s performance. There may be additional risks due to frequent trading activities. The Redemption/Exchange Fee described on pages 20 and 21 is intended, in part, to discourage short-term and frequent trading of the Fund’s shares.

Monitoring Trades

To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds’ transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Funds’ transfer agent of any restrictions and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.

Limiting Trades

The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Funds and their shareholders. Transactions accepted by a financial intermediary that violate the Funds’ frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the financial intermediary has received them.

Although the Funds use reasonable efforts to prevent market timing activities in the Funds, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Funds. Although the Funds have attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Funds’ ability to detect frequent trading activities by investors who hold shares through financial intermediaries will still be limited by the ability of the Funds and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

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SHAREHOLDER GUIDE

INVESTOR SERVICES

AUTOMATIC INVESTMENTS

You may arrange to make automatic deductions at regular intervals from a designated bank account.

AUTOMATIC REINVESTMENT PLAN

This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of a Fund.

AUTOMATIC REDEMPTIONS

With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.

RETIREMENT PLANS

You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.

EXCHANGE PRIVILEGES

To enhance your investment flexibility, we allow you to exchange your shares of a Fund for the same class of shares of other funds managed by the Investment Manager or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition, the following restrictions apply:

•	The value of the shares exchanged must meet the minimum purchase requirement of the fund for which you are exchanging them.

•	If you exchange Class A shares of a Fund, you will not be charged an initial sales charge on the shares that you are exchanging them for.

•

Except for a CDSC that may be applicable to your exchange of Class A, Class B or Class C shares, there is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” on page 25.

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

•	If you sell Class B or Class C shares you acquired through an exchange, we calculate any CDSC from the date you originally purchased the shares that you exchanged.

•

If you sell Class A shares you acquired through an exchange following a purchase of $1 million or more, we determine if a CDSC is applicable by referring to the date you originally purchased the shares that you exchanged to determine if you have held the shares for at least 18 months.

You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

Be sure to read the Prospectus of any fund that you are considering for an exchange. When you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges at any time.

ACCOUNT STATEMENTS

The Funds will send you quarterly and yearly statements with details about your account activity. The Funds will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your Fund. In addition, you will receive a confirmation after each trade execution.

DIVIDENDS AND DISTRIBUTIONS

The Funds normally declare and pay any income dividends monthly and net capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your election any time by giving the Funds written notice at least 10 days before the scheduled payment date.

CHANGES TO YOUR ACCOUNT

The Funds mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.

24	Managers Investment Group

SHAREHOLDER GUIDE

CERTAIN FEDERAL INCOME TAX INFORMATION

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Funds under the Internal Revenue Code of 1986, as amended (the “Code”) and as in effect as of the date of this prospectus. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under the U.S. federal income tax laws. You should consult a tax advisor about the federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently a reduction in income available for distribution to shareholders.

TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS

For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long each Fund owns or is considered to have owned the investments that generated them, rather than how long you have owned your shares.

•

Distributions from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends are taxable to you as long-term capital gains.

•	Distributions from the sale of investments that the Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.

•

Properly designated distributions of “qualified dividend income” are taxable to you at the rate that applies to long-term capital gains provided that both you and the Fund meet certain holding period and other requirements.

•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.

Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.

TAXABILITY OF TRANSACTIONS

Any gain or loss that results from the sale, exchange or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares. An exchange of a Fund’s shares for shares of another fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to U.S. federal income tax.

Class B and Class C shares of the Funds automatically convert to Class A shares of the Funds at the end of the eighth year and tenth year, respectively, after purchase (see pages 17-18 for more information). The Internal Revenue Service (the “IRS”) currently treats these automatic conversions as not taxable. If the IRS changes its tax treatment, the Fund may suspend the automatic conversion feature. If this happens, you would have the option to convert your Class B or Class C shares at the end of the specified period to Class A shares. This exchange would be based on the relative NAV of the Class A and (as applicable) the Class B or Class C shares and would not result in a sales charge or fee, but you might face certain tax consequences.

OTHER TAX MATTERS

A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund’s return on those investments would be decreased. In addition, the Fund’s investment in foreign securities, whether directly or through an underlying fund, may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

In addition, certain of the Fund’s investments, including certain debt instruments and foreign securities, could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate other investments in order to make required distributions).

TAX WITHHOLDING

To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:

•	Provide your Social Security number (“SSN”) or other tax payer identification number (“TIN”);

•	Certify that your SSN or TIN is correct; and

•	Certify that you are not subject to back-up withholding.

In addition, the Funds must also withhold taxes on distributions and sale proceeds if the IRS notifies the Funds that the SSN or TIN you provided is incorrect, or the IRS notifies the Funds that you have failed to properly report certain interest and dividend income.

Managers Investment Group	25

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FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund assuming reinvestment of all dividends and distributions. This information, derived from the Funds’ Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Funds’ Annual Report, which is available upon request.

	Class A
Managers High Yield Fund	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$8.23	$8.63	$8.30	$8.67	$8.46
Income from Investment Operations:
Net investment income	0.64	0.59	0.55	0.57	0.67
Net realized and unrealized gain (loss) on investments	(2.99)	(0.40)	0.33	(0.37)	0.19
Total from investment operations	(2.35)	0.19	0.88	0.20	0.86
Less Distributions to Shareholders from:
Net investment income	(0.63)	(0.59)	(0.55)	(0.57)	(0.65)
Total distributions to shareholders	(0.63)	(0.59)	(0.55)	(0.57)	(0.65)
Net Asset Value, End of Year	$5.25	$8.23	$8.63	$8.30	$8.67
Total Return[1]	(30.02)%[3]	2.25%	11.07%	2.37%	10.62%
Ratio of net expenses to average net assets	1.15%[4]	1.15%	1.15%	1.22%	1.40%
Ratio of net investment income to average net assets[1]	8.57%[4]	6.92%	6.65%	6.64%	7.68%
Portfolio turnover	41%	51%	65%	63%	74%
Net assets at end of year (000’s omitted)	$17,105	$24,151	$26,953	$20,478	$16,612

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.70%	1.55%	1.54%	1.59%	1.72%
Ratio of net investment income to average net assets	8.01%	6.52%	6.26%	6.28%	7.37%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.
[3]	The total return is based on the Financial Statements Net Asset Values as shown.
[4]	Excludes interest expense for the year ended December 31, 2008, of 0.06%.

Managers Investment Group	27

FINANCIAL HIGHLIGHTS

	Class B
Managers High Yield Fund	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$8.13	$8.54	$8.22	$8.60	$8.40
Income from Investment Operations:
Net investment income	0.56	0.54	0.50	0.51	0.60
Net realized and unrealized gain (loss) on investments	(2.94)	(0.43)	0.31	(0.38)	0.21
Total from investment operations	(2.38)	0.11	0.81	0.13	0.81
Less Distributions to Shareholders from:
Net investment income	(0.57)	(0.52)	(0.49)	(0.51)	(0.61)
Total distributions to shareholders	(0.57)	(0.52)	(0.49)	(0.51)	(0.61)
Net Asset Value, End of Year	$5.18	$8.13	$8.54	$8.22	$8.60
Total Return[1]	(30.62)%[3]	1.30%	10.21%	1.59%	10.07%
Ratio of net expenses to average net assets	1.90%[4]	1.90%	1.90%	1.90%	1.90%
Ratio of net investment income to average net assets[1]	7.80%[4]	6.14%	5.88%	5.96%	7.18%
Portfolio turnover	41%	51%	65%	63%	74%
Net assets at end of year (000’s omitted)	$2,577	$6,536	$12,318	$17,782	$27,287

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.45%	2.30%	2.28%	2.27%	2.27%
Ratio of net investment income to average net assets	7.25%	5.74%	5.50%	5.59%	6.81%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.
[3]	The total return is based on the Financial Statements Net Asset Values as shown.
[4]	Excludes interest expense for the year ended December 31, 2008, of 0.06%.

28	Managers Investment Group

FINANCIAL HIGHLIGHTS

	Class C
Managers High Yield Fund	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$8.12	$8.53	$8.21	$8.59	$8.39
Income from Investment Operations:
Net investment income	0.57	0.53	0.49	0.51	0.60
Net realized and unrealized gain (loss) on investments	(2.94)	(0.41)	0.32	(0.38)	0.21
Total from investment operations	(2.37)	0.12	0.81	0.13	0.81
Less Distributions to Shareholders from:
Net investment income	(0.57)	(0.53)	(0.49)	(0.51)	(0.61)
Total distributions to shareholders	(0.57)	(0.53)	(0.49)	(0.51)	(0.61)
Net Asset Value, End of Year	$5.18	$8.12	$8.53	$8.21	$8.59
Total Return[1]	(30.54)%[3]	1.32%	10.24%	1.60%	10.08%
Ratio of net expenses to average net assets	1.90%[4]	1.90%	1.90%	1.90%	1.90%
Ratio of net investment income to average net assets[1]	7.91%[4]	6.18%	5.89%	5.97%	7.17%
Portfolio turnover	41%	51%	65%	63%	74%
Net assets at end of year (000’s omitted)	$3,516	$6,186	$7,653	$7,934	$10,474

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.46%	2.30%	2.29%	2.27%	2.27%
Ratio of net investment income to average net assets	7.36%	5.78%	5.50%	5.60%	6.80%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.
[3]	The total return is based on the Financial Statements Net Asset Values as shown.
[4]	Excludes interest expense for the year ended December 31, 2008, of 0.06%.

Managers Investment Group	29

FINANCIAL HIGHLIGHTS

	Institutional Class
Managers High Yield Fund	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$8.29	$8.70	$8.36	$8.74	$8.52
Income from Investment Operations:
Net investment income	0.64	0.64	0.58	0.60	0.73
Net realized and unrealized gain (loss) on investments	(2.98)	(0.43)	0.34	(0.38)	0.18
Total from investment operations	(2.34)	0.21	0.92	0.22	0.91
Less Distributions to Shareholders from:
Net investment income	(0.66)	(0.62)	(0.58)	(0.60)	(0.69)
Total distributions to shareholders	(0.66)	(0.62)	(0.58)	(0.60)	(0.69)
Net Asset Value, End of Year	$5.29	$8.29	$8.70	$8.36	$8.74
Total Return[1]	(29.80)%[3]	2.40%	11.38%	2.60%	10.69%
Ratio of net expenses to average net assets	0.90%[4]	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets[1]	8.90%[4]	7.16%	6.91%	6.96%	8.00%
Portfolio turnover	41%	51%	65%	63%	74%
Net assets at end of year (000’s omitted)	$2,890	$3,423	$7,053	$3,440	$4,725

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.46%	1.30%	1.29%	1.27%	1.26%
Ratio of net investment income to average net assets	8.34%	6.77%	6.51%	6.59%	7.64%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.
[3]	The total return is based on the Financial Statements Net Asset Values as shown.
[4]	Excludes interest expense for the year ended December 31, 2008, of 0.06%.

30	Managers Investment Group

FINANCIAL HIGHLIGHTS

	Class A
Managers Fixed Income Fund	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$10.54	$10.55	$10.36	$10.62	$10.56
Income from Investment Operations:
Net investment income	0.55	0.56	0.52	0.53	0.49
Net realized and unrealized gain (loss) on investments	(1.62)	0.01	0.19	(0.25)	0.07
Total from investment operations	(1.07)	0.57	0.71	0.28	0.56
Less Distributions to Shareholders from:
Net investment income	(0.54)	(0.58)	(0.52)	(0.54)	(0.50)
Total distributions to shareholders	(0.54)	(0.58)	(0.52)	(0.54)	(0.50)
Net Asset Value, End of Year	$8.93	$10.54	$10.55	$10.36	$10.62
Total Return[1]	(10.45)%	5.53%	7.10%	2.68%	5.44%
Ratio of net expenses to average net assets	0.84%	0.82%	0.74%	0.81%	1.02%
Ratio of net investment income to average net assets[1]	5.72%	5.12%	4.98%	4.65%	4.56%
Portfolio turnover	16%	17%	55%	24%	79%
Net assets at end of year (000’s omitted)	$33,417	$24,122	$11,776	$7,591	$5,723

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.08%	1.12%	1.15%	1.27%	1.48%
Ratio of net investment income to average net assets	5.48%	4.84%	4.60%	4.19%	4.11%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.

Managers Investment Group	31

FINANCIAL HIGHLIGHTS

	Class B
Managers Fixed Income Fund	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$10.47	$10.48	$10.30	$10.56	$10.51
Income from Investment Operations:
Net investment income	0.48	0.51	0.43	0.46	0.43
Net realized and unrealized gain (loss) on investments	(1.62)	(0.03)	0.19	(0.25)	0.07
Total from investment operations	(1.14)	0.48	0.62	0.21	0.50
Less Distributions to Shareholders from:
Net investment income	(0.47)	(0.49)	(0.44)	(0.47)	(0.45)
Total distributions to shareholders	(0.47)	(0.49)	(0.44)	(0.47)	(0.45)
Net Asset Value, End of Year	$8.86	$10.47	$10.48	$10.30	$10.56
Total Return[1]	(11.13)%	4.74%	6.25%	2.01%	4.90%
Ratio of net expenses to average net assets	1.59%	1.55%	1.49%	1.49%	1.54%
Ratio of net investment income to average net assets[1]	4.90%	4.37%	4.23%	3.96%	4.04%
Portfolio turnover	16%	17%	55%	24%	79%
Net assets at end of year (000’s omitted)	$6,349	$9,029	$13,089	$16,837	$20,063

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.82%	1.85%	1.90%	1.95%	1.99%
Ratio of net investment income to average net assets	4.66%	4.05%	3.80%	3.50%	3.59%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.

32	Managers Investment Group

FINANCIAL HIGHLIGHTS

	Class C
Managers Fixed Income Fund	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$10.54	$10.55	$10.36	$10.63	$10.58
Income from Investment Operations:
Net investment income	0.48	0.48	0.43	0.46	0.43
Net realized and unrealized gain (loss) on investments	(1.62)	0.01	0.20	(0.26)	0.07
Total from investment operations	(1.14)	0.49	0.63	0.20	0.50
Less Distributions to Shareholders from:
Net investment income	(0.48)	(0.50)	(0.44)	(0.47)	(0.45)
Total distributions to shareholders	(0.48)	(0.50)	(0.44)	(0.47)	(0.45)
Net Asset Value, End of Year	$8.92	$10.54	$10.55	$10.36	$10.63
Total Return[1]	(11.11)%	4.75%	6.31%	1.90%	4.85%
Ratio of net expenses to average net assets	1.59%	1.56%	1.49%	1.49%	1.54%
Ratio of net investment income to average net assets[1]	4.96%	4.38%	4.23%	3.96%	4.04%
Portfolio turnover	16%	17%	55%	24%	79%
Net assets at end of year (000’s omitted)	$41,387	$32,154	$15,454	$11,480	$13,703

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.83%	1.86%	1.90%	1.95%	1.99%
Ratio of net investment income to average net assets	4.73%	4.08%	3.82%	3.50%	3.59%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.

Managers Investment Group	33

FINANCIAL HIGHLIGHTS

	Institutional Class
Managers Fixed Income Fund	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$10.59	$10.59	$10.40	$10.66	$10.61
Income from Investment Operations:
Net investment income	0.58	0.59	0.54	0.56	0.54
Net realized and unrealized gain (loss) on investments	(1.63)	0.01	0.19	(0.25)	0.07
Total from investment operations	(1.05)	0.60	0.73	0.31	0.61
Less Distributions to Shareholders from:
Net investment income	(0.58)	(0.60)	(0.54)	(0.57)	(0.56)
Total distributions to shareholders	(0.58)	(0.60)	(0.54)	(0.57)	(0.56)
Net Asset Value, End of Year	$8.96	$10.59	$10.59	$10.40	$10.66
Total Return[1]	(10.23)%	5.84%	7.34%	2.91%	5.99%
Ratio of net expenses to average net assets	0.59%	0.56%	0.49%	0.49%	0.50%
Ratio of net investment income to average net assets[1]	5.93%	5.37%	5.23%	4.96%	5.09%
Portfolio turnover	16%	17%	55%	24%	79%
Net assets at end of year (000’s omitted)	$28,561	$33,412	$25,861	$25,641	$24,559

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.83%	0.86%	0.90%	0.95%	0.97%
Ratio of net investment income to average net assets	5.69%	5.07%	4.82%	4.50%	4.63%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.

34	Managers Investment Group

HOW TO CONTACT US

MANAGERS HIGH YIELD FUND

MANAGERS FIXED INCOME FUND

INVESTMENT MANAGER AND ADMINISTRATOR

Managers Investment Group LLC

333 W. Wacker Drive

Chicago, Illinois 60606

312.424.1200 or 800.835.3879

DISTRIBUTOR

Managers Distributors, Inc.

333 W. Wacker Drive

Chicago, Illinois 60606

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 9769

Providence, Rhode Island 02940-9769

800.548.4539

TRUSTEES

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

Managers Investment Group	35

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PRIVACY POLICY

We recognize the importance of safeguarding your personal information. Your privacy is a priority, and we have designed policies and practices to achieve this goal.

As a mutual fund company, we may receive personal information from our customers, some of which is “nonpublic.” We receive this information from the following sources:

•	Information received from account applications and other forms including your address, date of birth, and social security number.

•	Information relating to your transactions with us, our affiliates, and others, such as the purchase and sale of securities and account balances.

We do not sell information about you to outside marketing firms. As a matter of policy, we do not disclose nonpublic personal information about our present or former customers to third parties, including our affiliates, except as required or permitted by law (including as necessary for third parties to perform under their agreements with respect to the Funds). For example, we may disclose nonpublic personal information in order to process a transaction or service an account, to comply with legal requirements, or upon the request of the customer. In addition, we may disclose information to non-affiliated companies that from time to time are used to provide certain services, such as soliciting proxies or preparing and mailing prospectuses, reports, account statements, and other information. We may also share nonpublic personal information with affiliates in connection with servicing customer accounts.

We restrict access to nonpublic personal information to those employees and service providers who are involved in providing products or services to our customers. In addition, we maintain physical, electronic, and procedural safeguards in order to protect your nonpublic personal information.

(Not part of the Prospectus)

Managers Investment Group

WHERE TO FIND ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information (the “SAI”) contains additional information about the Funds and their investments. Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To request free copies of these materials or to make other inquiries, please contact the Funds:

•	By telephone:

800.835.3879

•	By mail:

Managers Funds

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

•	On the Internet:

Electronic copies are available on our Web site at www.managersinvest.com

Information about the Funds, including the Funds’ current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Funds’ SAI is incorporated by reference into (is legally part of) this Prospectus.

Reports and other information about the Funds are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. You may also review and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.

© 2009 Managers Investment Group LLC

Investment Company Act Registration Number 811-06431

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Managers
INVESTMENT GROUP
Mutual Funds • Separate Accounts • Investment Solutions

MAY 1, 2009

PROSPECTUS

Managers Funds

- Managers Short Duration Government Fund
- Managers Intermediate Duration Government Fund

P010-0509

managersinvest.com

3	OVERVIEW

4-14	SUMMARY OF THE FUNDS

Managers Short Duration Government Fund

Managers Intermediate Duration Government Fund

Summary of Principal Risks

Other Important Information about the Funds and their Investment Strategies and Risks

Fund Management

15-20	SHAREHOLDER GUIDE

Your Account

Investing Through an Intermediary

Transaction Policies

How to Buy or Sell Shares

Investor Services

Federal Income Tax Information

21-22	FINANCIAL HIGHLIGHTS

Managers Short Duration Government Fund

Managers Intermediate Duration Government Fund

23	HOW TO CONTACT US

Managers Investment Group	1

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OVERVIEW

This Prospectus contains important information about the Managers Short Duration Government Fund and Managers Intermediate Duration Government Fund, (each a “Fund” and together the “Funds”). Each Fund is part of the Managers Family of Funds, a mutual fund family advised by Managers Investment Group LLC (the “Investment Manager”) and comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies, and each managed by one or more subadvisor.

A mutual fund is a pooled investment that is professionally managed and provides access to a wide variety of companies, industries, and markets through one investment vehicle. A mutual fund is not a complete investment program and there is no guarantee that a fund will reach its stated goals.

All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money. Before you invest, please make sure that you have read, and understand, the risk factors that apply to these Funds.

Each Fund is subject to management risk because it is an actively managed investment portfolio. Each Fund’s Subadvisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

Please read this Prospectus carefully before you invest and keep it for future reference. You should base your purchase of shares of a Fund on your own goals, risk preferences, and investment time horizons.

The following Summary of the Funds identifies each Fund’s investment objective, principal investments and strategies, principal risks, performance information, and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in each Fund begins after the Summary of the Funds.

Managers Investment Group	3

SUMMARY OF THE FUNDS

FUND FACTS

Investment Style:

Short-Term Government Debt

Benchmark:

Merrill Lynch Six-Month U.S. T-Bill Index

Ticker:

MGSDX

Subadvisor:

Smith Breeden Associates, Inc.

(“Smith Breeden”)

MANAGERS SHORT DURATION GOVERNMENT FUND

OBJECTIVE

The Fund’s investment objective is to provide investors with a high level of current income, consistent with a low volatility of net asset value.

FOCUS

The Fund seeks to achieve its objective by typically seeking to match the duration, or interest rate risk, of a portfolio that invests exclusively in six-month U.S. Treasury securities on a constant maturity basis.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds (debt securities) issued by the U.S. Government or its agencies and instrumentalities and synthetic instruments or derivatives having economic characteristics similar to such debt securities. This policy may not be changed by the Fund without providing shareholders 60 days’ prior written notice.

The Fund will seek to minimize credit risk by investing in securities of the highest credit quality. In addition, as a matter of fundamental policy, the Fund will limit purchases to securities from the following classes of assets: securities issued directly or guaranteed by the U.S. Government or its agencies or instrumentalities; mortgage-backed securities rated AAA by Standard & Poor’s Corporation (“S&P”) or Aaa by Moody’s Investors Service (“Moody’s”); securities fully collateralized by assets in either of the above classes; and hedge instruments and stripped mortgage-backed securities, which may only be used for risk management purposes.

The Fund typically employs hedging techniques, such as interest rate futures, options, caps, floors, and swaps, which are designed to reduce the interest rate risk of its fixed income securities. The Fund may employ leverage by using reverse repurchase agreements, dollar rolls and other borrowings, or through the use of when-issued, delayed-delivery or forward commitment transactions, or other derivatives.

The Fund will not purchase a put or call option on U.S. Government securities or mortgage-backed securities if, as a result of such purchase, more than 10% of its total assets would be invested in such options. The Fund will engage in over-the-counter option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. The Fund will only sell options that are covered.

PRINCIPAL INVESTMENT STRATEGIES

Smith Breeden serves as Subadvisor to the Fund and employs an investment approach focused on analyzing and investing in mortgage-backed securities. Smith Breeden typically:

•	Analyzes the characteristics of securities, such as type of issuer, coupon, maturity, and geographic structure.

•	Seeks to structure a portfolio with risk characteristics similar to six- month U.S. Treasury securities and slightly higher targeted returns.

•	Makes a sell decision when:

•	They no longer view the bonds as attractive.

•	They deem it necessary to reallocate the Fund’s investments.

•	A change is necessary to maintain the Fund’s target duration.

4	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS SHORT DURATION GOVERNMENT FUND

PRINCIPAL RISKS

•	Asset-Backed and Mortgage-Backed Securities Risk—asset-backed and mortgage-backed securities investments involve risk of loss due to prepayments that occur earlier than expected or due to default.

•	Basis Risk—changes in the value of a hedge transaction may not completely offset changes in the value of the assets and liabilities being hedged.

•	Credit Risk—issuer of bonds may not be able to meet interest or principal payments when the bonds come due.

•	Derivatives Risk—complexity and rapidly changing structure of derivatives markets, may increase the possibility of market losses.

•	Hedging Risk—there is no guarantee that hedging strategies will be successful.

•	Inflation Risk—the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

•	Interest Rate Risk—fixed-coupon payments (cash flows) of debt securities may become less competitive with the market in periods of rising interest rates and cause debt security prices to decline.

•	Leverage Risk—borrowing, and some derivative investments, such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

•	Liquidity Risk—particular investments may be difficult to sell at the best price.

•	Prepayment Risk—many bonds have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

•	Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

•

U.S. Government Securities Risk—obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government will provide financial support.

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Seeking exposure to short-term fixed income securities

•	Looking to generate income.

•	Willing to accept some volatility of returns.

PORTFOLIO MANAGERS

Timothy J. Cunneen, CFA

Senior Portfolio Manager of Smith Breeden

Daniel C. Dektar

Chief Investment Officer of Smith Breeden

See “Fund Management” on page 14 for more information on the portfolio managers.

Managers Investment Group	5

SUMMARY OF THE FUNDS

MANAGERS SHORT DURATION GOVERNMENT FUND

PERFORMANCE SUMMARY

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s previous performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information also reflects the impact of the Fund’s previous contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Calendar year total Returns

Best Quarter: 2.50% (1st Quarter 2001)

Worst Quarter: –2.18% (4th Quarter 2008)

Average Annual Total Returns1 as of 12/31/08

Managers Short Duration Government Fund	1 year	5 years	10 years
Return Before Taxes	–1.19%	2.61%	3.61%
Return After Taxes on Distributions	–2.52%	1.29%	1.99%
Return After Taxes on Distributions and Sale of Fund Shares	–0.76%	1.47%	2.10%
Merrill Lynch Six-Month U.S. T-Bill Index[2] (before taxes)	3.58%	3.65%	3.80%

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	The Merrill Lynch Six-Month U.S. T-Bill Index measures returns of six-month Treasury Bills. The returns shown for the Index reflect no deduction for fees, expenses, or taxes.

6	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS SHORT DURATION GOVERNMENT FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

Management Fee	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses[1]	0.86%

[1]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights section of this prospectus, which reflects only the operating expenses of the Fund and does not include fees and expenses of any acquired fund. In addition, the Investment Manager has voluntarily agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it receives from JP Morgan Distribution Services, Inc., with respect to short-term cash investments the Fund makes in the JP Morgan Liquid Assets Portfolio - Capital Share Class. This voluntary waiver is in addition to the Fund’s contractual expense limitation described above.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

1 year	3 years	5 years	10 years
$88	$274	$477	$1,061

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Managers Investment Group	7

SUMMARY OF THE FUNDS

FUND FACTS

Investment Style:

Intermediate-Term Government Debt

Benchmark:

Citigroup Mortgage Index

Ticker:

MGIDX

Subadvisor:

Smith Breeden Associates, Inc.

(“Smith Breeden”)

MANAGERS INTERMEDIATE DURATION GOVERNMENT FUND

OBJECTIVE

The Fund’s investment objective is to provide investors with a total return in excess of the total return of the major market indices for mortgage-backed securities.

FOCUS

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds (debt securities) issued by the U.S. Government or its agencies and instrumentalities and synthetic instruments or derivatives having economic characteristics similar to such debt securities. This policy may not be changed by the Fund without providing shareholders 60 days’ prior written notice.

The Fund seeks to achieve its objective by typically seeking to match the duration, or interest rate risk, of a portfolio that invests exclusively in mortgage-backed securities, as weighted in the major market indices for mortgage-backed securities. These indices currently include the Citigroup Mortgage Index and the Barclays Capital Mortgage Index, each of which includes all outstanding government sponsored fixed-rate mortgage-backed securities, weighted in proportion to their current market capitalization. The duration of these indices is generally similar to that of intermediate-term U.S. Treasury notes, and typically will range between three and five years.

The Fund will seek to minimize credit risk by investing in securities of the highest credit quality. In addition, as a matter of fundamental policy, the Fund will limit purchases to securities from the following classes of assets: securities issued directly or guaranteed by the U.S. Government or its agencies or instrumentalities; mortgage-backed securities rated AAA by S&P or Aaa by Moody’s; securities fully collateralized by assets in either of the above classes; assets which would qualify as liquidity items under federal regulations (which may change from time to time) if held by a commercial bank or savings institution; and hedge instruments and stripped mortgage-backed securities, which may only be used for risk management purposes.

The Fund typically employs hedging techniques, such as interest rate futures, options, caps, floors and swaps, which are designed to reduce the interest rate risk of its fixed income securities. The Fund generally manages its fixed-income portfolio effective duration to a target of between three and five years. The Fund may employ leverage by using reverse repurchase agreements, dollar rolls and other borrowings, and through the use of when-issued, delayed-delivery or forward commitment transactions, or other derivatives.

The Fund will not purchase a put or call option on U.S. Government securities or mortgage-backed securities if, as a result of such purchase, more than 10% of its total assets would be invested in such options. The Fund will engage in over-the-counter option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. The Fund will only sell options that are covered.

8	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS INTERMEDIATE DURATION GOVERNMENT FUND

PRINCIPAL INVESTMENT STRATEGIES

Smith Breeden serves as Subadvisor to the Fund and employs an investment approach focused on analyzing and investing in mortgage-backed securities. Smith Breeden typically:

•	Analyzes the characteristics of securities, such as type of issuer, coupon, maturity, and geographic structure.

•	Seeks to structure a portfolio with similar risk characteristics to major market indexes for mortgage-backed securities and slightly higher targeted returns.

•	Makes a sell decision when:

•	They no longer view the bonds as attractive.

•	They deem it necessary to reallocate the Fund’s investments.

•	A change is necessary to maintain the Fund’s target duration.

PRINCIPAL RISKS

•	Asset-Backed and Mortgage-Backed Securities Risk—asset and mortgage–backed securities investments involve risk of loss due to prepayments that occur earlier than expected or due to default.

•	Basis Risk—changes in the value of a hedge transaction may not completely offset changes in the value of the assets and liabilities being hedged.

•	Credit Risk—issuer of bonds may not be able to meet interest or principal payments when the bonds come due.

•	Derivatives Risk—complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

•	Hedging Risk—there is no guarantee that hedging strategies will be successful.

•	Inflation Risk—the price of an asset, or the income generated by an asset, may not the keep up with the cost of living.

•	Interest Rate Risk—fixed-coupon payments (cash flows) of debt securities may become less competitive with the market in periods of rising interest rates and cause debt security prices to decline.

•	Leverage Risk—borrowing, and some derivative investments, such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

•	Liquidity Risk—particular investments may be difficult to sell at the best price.

•	Prepayment Risk—many bonds have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

•	Reinvestment Risk—investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

•

U.S. Government Securities Risk—obligations of certain government agencies are not backed by the full faith and credit of the U.S. government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. government will provide financial support.

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

PORTFOLIO MANAGERS

Daniel C. Dektar

Chief Investment Officer of Smith Breeden

Daniel R. Adler

Senior Portfolio Manager of Smith Breeden

See “Fund Management” on page 14 for more information on the portfolio managers.

Managers Investment Group	9

SUMMARY OF THE FUNDS

MANAGERS INTERMEDIATE DURATION GOVERNMENT FUND

PERFORMANCE SUMMARY

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information also reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Calendar year total Returns

Best Quarter: 4.17% (3rd Quarter 2001)

Worst Quarter: –1.35% (2nd Quarter 2004)

Average Annual Total Returns1 as of 12/31/08

Managers Intermediate Duration Government Fund	1 year	5 years	10 years
Return Before Taxes	0.85%	3.49%	4.81%
Return After Taxes on Distributions	–1.05%	1.97%	3.10%
Return After Taxes on Distributions and Sale of Fund Shares	0.61%	2.10%	3.07%
Citigroup Mortgage Index[2] (before taxes)	8.49%	5.62%	6.10%

[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]

The Citigroup Mortgage Index includes all outstanding government sponsored fixed-rate mortgage- backed securities, weighted in proportion to their current market capitalization. The returns shown for the Index reflect no deduction for fees, expenses, or taxes.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:

•	Seeking exposure to intermediate-term fixed income securities

•	Looking to generate income.

•	Willing to accept some volatility of returns.

10	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS INTERMEDIATE DURATION GOVERNMENT FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver and Reimbursement[1]	(0.06)%
Net Annual Fund Operating Expenses[2]	0.91%

[1]

The Investment Manager has contractually agreed, through at least May 1, 2010, to waive management fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 0.89% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses to exceed the contractual expense limitation amount. Acquired Fund Fees and Expenses are not subject to waiver and do not factor into the Fund’s contractual expense limitation. In addition, the Investment Manager has voluntarily agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it receives from JP Morgan Distribution Services, Inc., with respect to short-term cash investments the Fund makes in the JP Morgan Liquid Assets Portfolio - Capital Share Class. This voluntary waiver is in addition to the Fund’s contractual expense limitation described above.

[2]

The Total and Net Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

1 year	3 years	5 years	10 years
$93	$303	$530	$1,184

The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2010. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Managers Investment Group	11

SUMMARY OF THE FUNDS

SUMMARY OF PRINCIPAL RISKS

This section presents more detailed information about the Funds’ risks, however, not all Funds do, or are permitted by applicable law to, invest in the types of instruments mentioned.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES RISK

Asset-backed and mortgage-backed securities are interests in a stream of payments from specific assets, such as auto or credit card receivables, or, in the case of mortgage-backed securities, a pool of mortgages. A Fund’s investments in asset-backed or mortgage-backed securities are subject to prepayment risk and credit risk, such as the risk of loss due to prepayments that occur earlier than expected, and like any bond or fixed-income security, due to default. Some of these securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

BASIS RISK

Basis risk is the risk that changes in the value of a hedge transaction will not completely offset changes in the value of the assets and liabilities being hedged. Basis risk may occur in many ways. For example, a hedge transaction may rise in value by $100 in response to higher interest rates. At the same time, the security being hedged could decline in value by $102 in response to the same market factor—higher interest rates—and other factors unique to those assets including credit risks that might be reflected in the assets’ value. The hedge would therefore not fully cover the loss in value of the security caused by higher rates since a $2 differential would exist between the gain in value on the hedge and the assets’ loss in value. The $2 differential reflects basis risk. Another example is when a small change in interest rates occurs. In that context, both the hedge transaction and the hedged assets could decline in value, although by different amounts, following an interest rate change. This means that a Fund may not achieve, and may at times exceed, its targeted duration or the return of the benchmark it tracks.

CREDIT RISK

An issuer of bonds may not be able to meet interest or principal payments when the bonds come due. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s and S&P. The risk of default is generally higher in the case of mortgage-backed securities that include so-called “sub-prime” mortgages. Even if the likelihood of default is low, changes in the perception of a company’s financial health will affect the valuation of its debt securities. Bonds rated BBB/Baa by S&P/Moody’s, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.

DERIVATIVES RISK

Derivatives include options, futures, and forwards, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate, or index. The use of derivatives will involve costs, the risk of mispricing or improper valuation, and may result in losses or have the effect of accelerating the recognition of gain. The use of derivatives may not succeed for various reasons, including unexpected changes in the value of the derivatives or the assets underlying them. With some derivatives, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for a Fund.

HEDGING RISK

The decision as to whether and to what extent a Fund will engage in hedging transactions to hedge against such risks as credit risk, currency risk, and interest rate risk will depend on a number of factors, including prevailing market conditions, the composition of the Fund and the availability of suitable transactions. Accordingly, there can be no assurance that a Fund’s hedging strategies will be successful Hedging transactions involve costs and may result in losses.

INFLATION RISK

Inflation risk is the risk that the price of an asset, or income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.

INTEREST RATE RISK

Changes in interest rates can impact bond prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. The longer into the future that these cash flows are expected, the greater the effect on the price of the security. The longer the maturity or duration, the higher the interest rate risk. Duration is the weighted average time(typically quoted in years) to the receipt of cash flows (principal plus interest) for a bond or portfolio. It is used to evaluate such bond or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund’s share price would rise by about 5%.

LEVERAGE RISK

Borrowing, and some derivative investments, such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses for a Fund. There is no assurance that a Fund will leverage its portfolio or if it does, that the leveraging strategy will be successful.

12	Managers Investment Group

SUMMARY OF THE FUNDS

SUMMARY OF PRINCIPAL RISKS

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalization, and securities having substantial market and/or credit risk tend to involve greater liquidity risk.

PREPAYMENT RISK

Many bonds and other fixed income securities have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage-backed and asset-backed securities, which can be paid back at any time. Typically, debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of security holders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

REINVESTMENT RISK

As debtors pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. For example, purchasers of a 30-year, 5% coupon bond can be reasonably assured that they will receive a 5% return on their original capital, but unless they can reinvest all of the interest receipts at or above 5%, the total return over 30 years will be below 5%. The higher the coupon and prepayment risk, the higher the reinvestment risk. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.

U.S. GOVERNMENT SECURITIES RISK

Each Fund may invest in U.S. Government Securities. Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation(“FHLMC”), and Federal Home Loan Banks(“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

OTHER IMPORTANT INFORMATION ABOUT THE FUNDS AND THEIR INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in this Prospectus, the Funds may also make other types of investments, and therefore may be subject to other risks. Some of these risks are described in the Funds’ Statement of Additional Information dated May 1, 2009 (the “SAI”).

INVESTMENT OBJECTIVES

Each Fund’s investment objective may be changed without shareholder approval.

TEMPORARY DEFENSIVE MEASURES

From time to time, each Fund may invest a portion of its assets in money market securities, cash, or cash equivalents as a temporary defensive measure. These temporary defensive measures may be inconsistent with a Fund’s investment objective and principal investment strategies. A Fund may not be able to achieve its stated investment objective while taking these defensive measures.

PORTFOLIO TURNOVER

Each Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI, which is available on the Funds’ Web site at www.managersinvest.com.

Managers Investment Group	13

SUMMARY OF THE FUNDS

FUND MANAGEMENT

Each Fund is a series of Managers Trust II, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

The Investment Manager, located at 333 W. Wacker Drive, Chicago, Illinois 60606, is an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965 The Investment Manager serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to each Fund. Managers Distributors, Inc (“MDI” or the “Distributor”), a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), each Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of each Fund and selects and recommends to the Funds’ Board of Trustees investment advisors (the “Subadvisors”) to manage each Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by the Funds’ Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated Subadvisors for the Funds. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the Subadvisors and recommend their hiring, termination, and replacement. Shareholders of a Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.

SHORT DURATION GOVERNMENT FUND INTERMEDIATE DURATION GOVERNMENT FUND

Smith Breeden, a registered investment adviser founded in 1982, has served as either investment advisor or subadvisor to the Funds since their inception in 1992. Smith Breeden currently manages assets for, among others, corporate and public pension plans, endowments, foundations, other institutional investors, and mutual funds. Smith Breeden specializes in relative value strategies in fixed-income and enhanced index strategies (including those tracking the S&P 500 Index) As of December 31, 2008, Smith Breeden managed, on a discretionary basis, assets totaling over $18.4 billion. Smith Breeden has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Funds’ investment objectives, policies and restrictions. Smith Breeden is located at 280 S. Mangum Street, Suite 301, Durham, North Carolina 27701.

Daniel C. Dektar and Timothy J. Cunneen, CFA, jointly serve as the portfolio managers responsible for the day-to-day operations of the Short Duration Government Fund. Mr. Dektar, the primary portfolio manager for the Short Duration Government Fund, has been the Chief Investment Officer of Smith Breeden for at least the past five years and has been with Smith Breeden since 1986. Mr. Cunneen is the secondary portfolio manager for the Short Duration Government Fund and supports Mr. Dektar in the day -to -activities of the Short Duration Government Fund. Mr. Cunneen has been a Senior Portfolio Manager for Smith Breeden for at least the past five years and has been with Smith Breeden since 1998.

Mr. Dektar and Daniel R. Adler jointly serve as the portfolio managers responsible for the day-to-day operations of the Inter-mediate Duration Government Fund. Mr. Dektar is the primary portfolio manager for the Intermediate Duration Government Fund. Mr. Adler is the secondary portfolio manager for the Intermediate Duration Government Fund and supports Mr. Dektar in the day-to day activities of the Intermediate Duration Government Fund. Mr. Adler has been a Senior Portfolio Manager for Smith Breeden for at least the past five years and has been with Smith Breeden since 1993.

Each Fund is obligated by its Fund Management Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of each Fund. The Investment Manager, in turn, pays a portion of this fee to Smith Breeden for its services as Subadvisor to each Fund.

Additional information regarding other accounts managed by the portfolio managers, the compensation of the portfolio managers, and the portfolio managers’ ownership of Fund shares is available in the Funds’ SAI.

A discussion regarding the basis for the Board of Trustees approving the Fund Management Agreement with respect to the Funds between the Trust and the Investment Manager and the Investment Subadvisory Agreements between the Investment Manager and Smith Breeden is available in the Funds’ Semi-Annual Report to Shareholders for the period ended June 30, 2008.

14	Managers Investment Group

SHAREHOLDER GUIDE

YOUR ACCOUNT

As an investor, you pay no sales charge to invest in, or to redeem out of, a Fund. Your purchase or redemption of Fund shares is based on a Fund’s share price. The price at which you purchase and redeem your shares is based on the net asset value (the “NAV”) per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share is equal to a Fund’s net worth (assets minus liabilities) divided by the number of shares outstanding. Each Fund’s NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m.

FAIR VALUE POLICY

The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. Each Fund uses the fair value of a portfolio investment to calculate its NAV when, for example:

•	Market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed;

•	Trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV;

•

A significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and when the Fund calculates its NAV;

•	An investment’s price has remained unchanged over a period of time (often referred to as a “stale price”); or

•	The Investment Manager determines that a market quotation is inaccurate.

The Funds may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value.

An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

Managers Investment Group	15

SHAREHOLDER GUIDE

INVESTING THROUGH AN INTERMEDIARY

If you invest through a third party such as a bank, broker-dealer, or other financial intermediary, rather than directly with the Funds, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Funds may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and may pay fees to these firms in return for shareholder servicing provided by these programs. The servicing fees are paid out of the assets of the Funds on an ongoing basis and will increase the cost of your investment.

The Investment Manager and/or the Distributor may pay compensation (directly and not as an expense of a Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the NAV or the price of a Fund’s shares.

TRANSACTION POLICIES

OPENING YOUR ACCOUNT

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

BUYING AND SELLING SHARES

You may buy shares of the Funds once you set up an account. You also may buy additional shares or sell your shares any time. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form. Each Fund’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.

PROCESSING ORDERS

If you sell shares in the Funds, the Funds will send your check to the address we have on file for your account. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House(“ACH”) transactions are also subject to a 15 calendar day holding period.

INVESTMENT MINIMUMS

Your cash investments in the Funds must be in U.S. dollars. We do not accept third-party or “starter” checks.

Managers Funds

	Initial Investment	Additional Investments
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, a Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

16	Managers Investment Group

SHAREHOLDER GUIDE

HOW TO BUY OR SELL SHARES

	If you wish to open an account and buy shares...	If you wish to add shares to your account...	If you wish to sell shares*...
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account application, then mail the application and a check payable to Managers to: Managers c/o PNC Global Investment Servicing (U.S.) Inc. PO Box 9769 Providence, RI 02940-9769

Send a letter of instruction and

a check payable to Managers to:

Managers c/o PNC Global Investment Servicing (U.S.) Inc. PO Box 9769 Providence, RI 02940-9769

(Include your account number and fund name on your check)

Write a letter of instruction containing:

•   Name of the Fund

•   Dollar amount or number of shares you wish to sell

•   Your name

•   Your account number

•   Signatures of all account owners

Mail your letter to:

Managers

c/o PNC Global Investment

Servicing (U.S.) Inc.

PO Box 9769

Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539 (Telephone redemptions are available only for redemptions of less than $50,000)

Over the internet	Not available	If your account has already been established, go to our Web site at www.managersinvest.com	Go to our Web site at www.managersinvest.com

By bank wire	Call us at 800.548.4539 for instructions

Instruct your bank to wire monies to:

PNC Bank, N.A.

Philadelphia, PA

ABA #031000053

FFC to: 8614972935

Managers

Attn: Control Department

FBO shareholder name, account

number, and Fund name

(Your bank may charge you a fee for this service; call 800.548.4539 if you have questions)

Available if bank wire instructions are on file for your account

*	Redemptions of $50,000 or more require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Association (STA). Telephone redemptions are available only for redemptions that are below $50,000.

Managers Investment Group	17

SHAREHOLDER GUIDE

SIGNATURE GUARANTEE

If you are selling $50,000 or more worth of shares, you will need to provide the Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.

We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.

UNAUTHORIZED TRANSACTIONS

The Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Funds at 800.548.4539 for instructions.

LIMITATIONS ON THE FUNDS

The Funds may restrict or limit certain transactions including but not limited to the following examples:

•	Redeem your account if its value falls below $500 due to redemptions you make but not until after a Fund gives you 60 days’ notice and the opportunity to reestablish your account balance;

•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;

•	Change the minimum required investment amounts;

•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;

•	Make a redemption-in-kind, a payment in portfolio securities, instead of in cash;

•	Refuse a buy order for any reason, including your failure to submit a properly completed application;

•

Refuse an exchange request for any person or group if a Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” below.) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and

•	End or change the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds, commonly referred to as “market timing.” These activities may disrupt management of the Funds’ portfolios, increase the Funds’ expenses, and have a negative impact on the Funds’ performance.

Monitoring Trades

To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds’ transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Funds’ transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.

Limiting Trades

The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Fund and its shareholders. Transactions accepted by a financial intermediary that violate the Funds’ frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the financial intermediary has received them.

Although each Fund uses reasonable efforts to prevent market timing activities in the Fund, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Funds. Although the Funds have attempted to put safeguards in place to ensure that financial intermediaries have implemented procedures designed to deter market timing, the Funds’ ability to detect frequent trading activities by investors who hold shares through financial intermediaries will still be limited by the ability of the Funds and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.

18	Managers Investment Group

SHAREHOLDER GUIDE

INVESTOR SERVICES

AUTOMATIC INVESTMENTS

You may arrange to make automatic deductions at regular intervals from a designated bank account.

AUTOMATIC REINVESTMENT PLAN

This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of a Fund.

AUTOMATIC REDEMPTIONS

With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.

RETIREMENT PLANS

You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.

EXCHANGE PRIVILEGES

To enhance your investment flexibility, we allow you to exchange your shares of the Funds for other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition, the following restrictions apply:

•	The value of the shares exchanged must meet the minimum purchase requirement of the fund for which you are exchanging them.

•	There is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” on page 20.

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

You can request your exchange in writing; by telephone (if elected on the application); by Internet; or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

Be sure to read the prospectus of any fund that you are considering for an exchange. When you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges at any time.

ACCOUNT STATEMENTS

The Funds will send you quarterly and yearly statements with details about your account activity. The Funds will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.

DIVIDENDS AND DISTRIBUTIONS

The Funds normally declare and pay any income dividends monthly and net capital gain distributions, if any, annually in December. Most investors have their dividends and distributions, reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your election any time by giving the Funds written notice at least 10 days before the scheduled payment date.

CHANGES TO YOUR ACCOUNT

The Funds mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.

Managers Investment Group	19

SHAREHOLDER GUIDE

FEDERAL INCOME TAX INFORMATION

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Funds under the Internal Revenue Code of 1986, as amended (the “Code”) and as in effect as of the date of this prospectus. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-deferred retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under the U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently a reduction in income available for distribution to shareholders.

TAX ABILITY OF DIVIDENDS AND DISTRIBUTIONS

For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long each Fund owns or is considered to have owned the investments that generated them, rather than how long you have owned your shares.

•

Distributions from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends are taxable to you as long-term capital gains.

•	Distributions from the sale of investments that the Fund owns or is considered to have owned for one year or less are taxable to you as ordinary income.

•

Properly designated distributions of “qualified dividend income” are taxable to you at the rate that applies to long-term capital gains provided that both you and the Fund meet certain holding period and other requirements.

•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.

Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.

TAX ABILITY OF TRANSACTIONS

Any gain or loss that results from the sale, exchange or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares. An exchange of a Fund’s shares for shares of another fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax.

OTHER TAX MATTERS

Certain of a Fund’s investments, including certain debt instruments, derivatives, options, futures, forwards, and swaps, could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments (which may require the Fund to liquidate other investments in order to make required distributions).

TAX WITHHOLDING

To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, U.S. federal law requires you to:

•	Provide your social security number(“SSN”) or other taxpayer identification number (“TIN”);

•	Certify that your SSN or TIN is correct; and

•	Certify that you are not subject to back-up withholding.

In addition, the Funds must also withhold taxes on distributions and sale proceeds if the Internal Revenue Service (the “IRS”) notifies the Funds that the SSN or TIN you provided is incorrect, or the IRS notifies the Funds that you have failed to properly report certain interest and dividend income.

20	Managers Investment Group

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund assuming reinvestment of all dividends and distributions. This information, derived from the Funds’ Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Funds’ Annual Report, which is available upon request.

Short Duration Government Fund	For the year ended December 31, 2008	For the period from April 1, 2007 to December 31, 2007	For the fiscal year ended March 31,
			2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.68	$9.68	$9.61	$9.66	$9.69	$9.74
Income from Investment Operations:
Net investment income	0.34	0.31	0.42	0.34	0.27	0.25
Net realized and unrealized gain (loss) on investments	(0.45)	0.01	0.06	(0.05)	(0.02)	(0.06)
Total from investment operations	(0.11)	0.32	0.48	0.29	0.25	0.19
Less Distributions to Shareholders from:
Net investment income	(0.37)	(0.32)	(0.41)	(0.34)	(0.28)	(0.24)
Total distributions to shareholders	(0.37)	(0.32)	(0.41)	(0.34)	(0.28)	(0.24)
Net Asset Value, End of Period	$9.20	$9.68	$9.68	$9.61	$9.66	$9.69
Total Return[1]	(1.19)%	3.41%[3]	5.05%	3.00%	2.62%	2.00%
Ratio of net expenses to average net assets[5]	0.83%	0.84%[4]	0.83%	0.83%	0.78%	0.78%
Ratio of net investment income to average net assets [1,5]	3.88%	4.49%[4]	4.15%	3.41%	2.90%	2.59%
Portfolio turnover	282%	199%[3]	230%	315%	341%	349%
Net assets at end of period (000’s omitted)	$243,548	$235,117	$179,984	$206,523	$237,900	$198,726

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.84%	1.22%[4]	1.36%	1.08%	1.00%	0.95%
Ratio of net investment income to average net assets	3.87%	4.11%[4]	3.62%	3.16%	2.68%	2.42%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes interest expense for the year ended December 31, 2008, the period ended December 31, 2007 and the fiscal years ended March 31, 2007, 2006, 2005 and 2004 of 0.00%, 0.38%, 0.53%, 0.23%, 0.16% and 0.03%, respectively.

Managers Investment Group	21

FINANCIAL HIGHLIGHTS

Intermediate Duration Government Fund	For the year ended December 31, 2008	For the period from April 1, 2007 to December 31, 2007	For the fiscal year ended March 31,
			2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.67	$10.54	$10.37	$10.53	$10.74	$10.61
Income from Investment Operations:
Net investment income	0.45	0.37	0.47	0.37	0.26	0.23
Net realized and unrealized gain (loss) on investments	(0.37)	0.13	0.17	(0.16)	(0.06)	0.20
Total from investment operations	0.08	0.50	0.64	0.21	0.20	0.43
Less Distributions to Shareholders from:
Net investment income	(0.45)	(0.37)	(0.47)	(0.37)	(0.26)	(0.23)
Net realized gain on investments	(0.13)	–	–	–	(0.15)	(0.07)
Total distributions to shareholders	(0.58)	(0.37)	(0.47)	(0.37)	(0.41)	(0.30)
Net Asset Value, End of Period	$10.17	$10.67	$10.54	$10.37	$10.53	$10.74
Total Return[1]	0.85%	4.85%[3]	6.30%	2.02%	1.78%	4.07%
Ratio of net expenses to average net assets[5]	0.89%	0.83%[4]	0.87%	0.88%	0.88%	0.88%
Ratio of net investment income to average net assets[1,5]	4.32%	4.62%[4]	4.46%	3.53%	2.45%	2.09%
Portfolio turnover	429%	240%[3]	445%	672%	851%	667%
Net assets at end of period (000’s omitted)	$170,181	$193,440	$182,771	$194,545	$186,026	$123,826

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.95%	0.84%[4]	0.89%	0.88%	0.89%	0.93%
Ratio of net investment income to average net assets	4.26%	4.61%[4]	4.44%	3.53%	2.44%	2.04%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes interest expense for the year ended December 31, 2008, the period ended December 31, 2007 and the fiscal years ended March 31, 2007, 2006, 2005 and 2004 of 0.00%, 0.01%, 0.04%, 0.00%, 0.01% and 0.00%, respectively.

22	Managers Investment Group

HOW TO CONTACT US

MANAGERS SHORT DURATION GOVERNMENT FUND

MANAGERS INTERMEDIATE DURATION GOVERNMENT FUND

INVESTMENT MANAGER AND ADMINISTRATOR

Managers Investment Group LLC

333 W. Wacker Drive

Chicago, Illinois 60606

312.424.1200 or 800.835.3879

SUBADVISOR

Smith Breeden Associates, Inc.

280 S. Mangum Street, Suite 301

Durham, North Carolina 27701

DISTRIBUTOR

Managers Distributors, Inc.

333 W. Wacker Drive

Chicago, Illinois 60606

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

TRANSFER AGENT

PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 9769

Providence, Rhode Island 02940-9769

800.548.4539

TRUSTEES

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

Managers Investment Group	23

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PRIVACY POLICY

We recognize the importance of safeguarding your personal information. Your privacy is a priority, and we have designed policies and practices to achieve this goal.

As a mutual fund company, we may receive personal information from our customers, some of which is “nonpublic.” We receive this information from the following sources:

•	Information received from account applications and other forms including your address, date of birth, and social security number.

•	Information relating to your transactions with us, our affiliates, and others, such as the purchase and sale of securities and account balances.

We do not sell information about you to outside marketing firms. As a matter of policy, we do not disclose nonpublic personal information about our present or former customers to third parties, including our affiliates, except as required or permitted by law (including as necessary for third parties to perform under their agreements with respect to the Funds). For example, we may disclose nonpublic personal information in order to process a transaction or service an account, to comply with legal requirements, or upon the request of the customer. In addition, we may disclose information to non-affiliated companies that from time to time are used to provide certain services, such as soliciting proxies or preparing and mailing prospectuses, reports, account statements, and other information. We may also share nonpublic personal information with affiliates in connection with servicing customer accounts.

We restrict access to nonpublic personal information to those employees and service providers who are involved in providing products or services to our customers. In addition, we maintain physical, electronic, and procedural safeguards in order to protect your nonpublic personal information.

(Not part of the Prospectus)

Managers Investment Group

WHERE TO FIND ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information (the “SAI”) contains additional information about the Funds and their investments. Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To request free copies of these materials or to make other inquiries, please contact the Funds:

•	By telephone:

800.835.3879

•	By mail:

Managers Funds

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

•	On the Internet:

Electronic copies are available on our Web site at

www.managersinvest.com

Information about the Funds, including the Funds’ current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Funds’ SAI is incorporated by reference into (is legally part of) this Prospectus.

Reports and other information about the Funds are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. You may also review and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.

© 2009 Managers Investment Group LLC

Investment Company Act Registration Number 811-06431

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.